United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:    9/30/09

Date of Reporting Period:    9/30/09

Item 1.	Reports to Stockholders

Federated Mortgage Fund

A Portfolio of Federated Total Return Series, Inc.

ANNUAL SHAREHOLDER REPORT

September 30, 2009

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended September 30	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$9.61	$9.72	$9.79	$9.89	$10.11
Income From Investment Operations:
Net investment income	0.45[1]	0.48[1]	0.52	0.48[1]	0.52
Net realized and unrealized gain (loss) on investments and futures contracts	0.33	(0.07)	(0.06)	(0.09)	(0.23)
TOTAL FROM INVESTMENT OPERATIONS	0.78	0.41	0.46	0.39	0.29
Less Distributions:
Distributions from net investment income	(0.50)	(0.52)	(0.53)	(0.49)	(0.51)
Net Asset Value, End of Period	$9.89	$9.61	$9.72	$9.79	$9.89
Total Return[2]	8.34%	4.27%	4.85%	4.11%	2.96%
Ratios to Average Net Assets:
Net expenses	0.35%	0.35%	0.35%	0.33%	0.33%
Net investment income	4.59%	4.94%	5.35%	4.95%	5.11%
Expense waiver/reimbursement[3]	0.25%	0.22%	0.21%	0.39%	0.50%
Supplemental Data:
Net assets, end of period (000 omitted)	$288,052	$299,358	$290,967	$271,216	$260,040
Portfolio turnover[4]	35%	25%	66%	143%	79%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
4	This calculation excludes purchases and sales from dollar-roll transactions.
  See Notes which are an integral part of the Financial Statements
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Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended September 30	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$9.61	$9.72	$9.79	$9.89	$10.11
Income From Investment Operations:
Net investment income	0.42[1]	0.46[1]	0.50	0.45[1]	0.49
Net realized and unrealized gain (loss) on investments and futures contracts	0.33	(0.07)	(0.06)	(0.09)	(0.23)
TOTAL FROM INVESTMENT OPERATIONS	0.75	0.39	0.44	0.36	0.26
Less Distributions:
Distributions from net investment income	(0.47)	(0.50)	(0.51)	(0.46)	(0.48)
Net Asset Value, End of Period	$9.89	$9.61	$9.72	$9.79	$9.89
Total Return[2]	8.04%	4.00%[3]	4.57%	3.82%	2.66%
Ratios to Average Net Assets:
Net expenses	0.63%	0.62%	0.61%	0.62%	0.62%
Net investment income	4.31%	4.67%	5.08%	4.67%	4.80%
Expense waiver/reimbursement[4]	0.45%	0.44%	0.41%	0.44%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$56,017	$60,002	$68,287	$70,660	$62,647
Portfolio turnover[5]	35%	25%	66%	143%	79%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	During the period, the Fund was reimbursed by an affiliated shareholder services provider, which had an impact of 0.11% on total return. (See Notes to Financial Statements, Note 5.)
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	This calculation excludes purchases and sales from dollar-roll transactions.
  See Notes which are an integral part of the Financial Statements
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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2009 to September 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 4/1/2009	Ending Account Value 9/30/2009	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,036.70	$1.79
Institutional Service Shares	$1,000	$1,035.20	$3.27
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.31	$1.78
Institutional Service Shares	$1,000	$1,021.86	$3.24
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.35%
Institutional Service Shares	0.64%
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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund
Performance (unaudited)

The Fund's total return for the 12-month reporting period was 8.34% for the Institutional Shares and 8.04% for the Institutional Service Shares. The Institutional Shares' total return consisted of 5.43% taxable dividends and 2.91% appreciation in the net asset value (NAV). The Institutional Service Shares' total return consisted of 5.13% taxable dividends and 2.91% appreciation in the NAV. The Barclays Capital Mortgage-Backed Securities Index (BCMBS) returned 9.85%.1 The Fund's total return reflected actual cash flows, transaction costs and other expenses not reflected in the total return of the Index.

During the 12-month reporting period, the Fund's investment strategy focused on sector allocation and this was the primary factor impacting performance relative to the Index.

For purposes of the following, the discussion will focus on the performance of the Fund's Institutional Shares.

MARKET OVERVIEW

During the 12-month reporting period, financial markets experienced extreme turbulence as the environment ranged from crisis to nascent signs of recovery. Economic performance was the worst since the 1930s as the financial system threatened to collapse, precipitating previously unimaginable actions designed to aid liquidity and stability. The federal funds target rate was reduced to a range of 0% to 0.25% and numerous liquidity facilities were launched to provide access to capital. Some companies deemed too large to fail were nationalized while multiple industries received monetary injections to prevent failure.

Most pertinent to the government markets was the Federal Reserve's agency mortgage-backed securities (MBS) purchase program, initially announced in November 2008, and upsized in March 2009. In addition to purchasing agency debt and U.S. Treasury securities, the Federal Reserve expressed its intent to buy $1.25 trillion of agency MBS. The program was designed to aid housing markets via reduced homeowner borrowing rates. As of period-end, the Federal Reserve had purchased approximately $900 billion of agency MBS and 30-year fixed mortgage rates fell significantly from levels at the outset of the reporting period.

1	The BCMBS is comprised of all fixed-income securities mortgage pools by GNMA, FNMA and FHLMC, including GNMA Graduated Payment Mortgages. The BCMBS is unmanaged, and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
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As expected, the massive buying program drove mortgage-to-Treasury yield spreads significantly tighter. Agency MBS outperformed both agency debt and Treasuries by a large margin. In a sign of returning confidence, credit sectors posted strong performance in the latter part of the reporting period as risk aversion receded and demand returned for high-grade corporates, high-yield bonds, non-agency MBS, asset-backed securities and commercial MBS. While significant economic challenges remain, tremendous progress has occurred.

While evidence of improving economic and market performance was strong, the demand for U.S. Treasury securities remained vigorous. Two- and ten-year Treasuries yielded 0.95% and 3.31% at period end, representing declines of 101 and 52 basis points, respectively.2

Agency mortgage-to-Treasury yield spreads decreased over 90 basis points, positively impacting agency MBS performance. While non-agency MBS surged in the latter half of the period, the initial price declines overwhelmed the rebound, resulting in poor performance for the 12-month period.

SECTOR ALLOCATION

Sector allocation produced the most significant impact on performance. Opportunistic holdings of agency hybrid adjustable rate mortgages (ARMs), 15-year maturity fixed-rate MBS and a preference for Fannie Mae and Freddie Mac issued MBS in lieu of those from Ginnie Mae proved beneficial.3

However, performance of non-agency MBS overwhelmed the positive contributions of those investments. In the first half of the period, non-agency MBS prices fell precipitously as demand collapsed and sellers abounded. Rising delinquency rates, poorly performing collateral and the plunge in funding sources led to a virtual sector breakdown. As calm prevailed and the government unveiled the Public Private Investment Program, which targets non-agency MBS, the sector experienced a measurable bounce. Although prices rebounded, they remained well below the year earlier level. Therefore, sector allocation acted as a drag on fund performance for the period.

2	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
3	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
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GROWTH OF A $10,000 INVESTMENT - INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Mortgage Fund (Institutional Shares) (the “Fund”) from September 30, 1999 to September 30, 2009, compared to the Barclays Capital Mortgage-Backed Securities Index (BCMBS)2 and the Lipper U.S. Mortgage Fund Category (LUSMFC).3

Average Annual Total Returns for the Period Ended 9/30/2009
1 Year	8.34%
5 Years	4.89%
10 Years	5.94%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BCMBS and the LUSMFC have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The BCMBS returns do not reflect sales charges, expenses or other fees that the Securities Exchange Commission (SEC) requires to be reflected in the Fund's performance. This index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The LUSMFC represents the average of the total returns reported by all mutual funds designated by Lipper, Inc., as falling into the respective category. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual fund's performance.
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GROWTH OF A $10,000 INVESTMENT - INSTITUTIONAL SERVICE SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Mortgage Fund (Institutional Service Shares) (the “Fund”) from September 30, 1999 to September 30, 2009, compared to the Barclays Capital Mortgage-Backed Securities Index (BCMBS)2 and the Lipper U.S. Mortgage Fund Category (LUSMFC).3

Average Annual Total Returns for the Period Ended 9/30/2009
1 Year	8.04%
5 Years	4.60%
10 Years	5.64%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BCMBS and the LUSMFC have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The BCMBS returns do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The LUSMFC represents the average of the total returns reported by all mutual funds designated by Lipper, Inc., as falling into the respective category. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual fund's performance.
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Portfolio of Investments Summary
Table (unaudited)

At September 30, 2009 the Fund's portfolio composition1 was as follows:

Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	106.2%
Non-Agency Mortgage-Backed Securities	4.4%
Dollar-Roll Collateral[2]	1.2%
Cash Equivalent[3]	5.8%
Other Assets and Liabilities — Net[4]	(17.6)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Includes repurchase agreements purchased with cash collateral or proceeds received in dollar-roll transactions, as well as cash covering when-issued and delayed delivery transactions.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments

September 30, 2009

Principal Amount or Shares			Value
		Mortgage-Backed Securities – 93.9%
		Federal Home Loan Mortgage Corporation – 64.3%
$55,922,257	[1]	4.500%, 6/1/2019 — 11/1/2039	57,613,895
67,800,128	[1]	5.000%, 2/1/2019 — 10/1/2039	70,468,647
58,662,851	[1]	5.500%, 4/1/2021 — 10/1/2039	61,680,910
25,987,908		6.000%, 9/1/2021 — 2/1/2038	27,632,620
2,996,165		6.500%, 10/1/2037	3,201,039
599,794		7.500%, 1/1/2027 — 2/1/2031	658,879
51,369		8.000%, 3/1/2031	57,223
		TOTAL	221,313,213
		Federal National Mortgage Association – 27.7%
1,097,754		4.500%, 12/1/2019	1,160,989
22,922,547	[1]	5.000%, 7/1/2019 — 11/1/2039	23,911,160
36,210,412	[1]	5.500%, 9/1/2034 — 10/1/2039	38,029,482
25,344,036		6.000%, 11/1/2034 — 4/1/2038	26,848,348
4,152,480		6.500%, 2/1/2014 — 9/1/2036	4,465,677
628,399		7.000%, 6/1/2016 — 2/1/2030	678,284
15,223		7.500%, 4/1/2015	16,423
19,806		8.000%, 12/1/2026	21,972
		TOTAL	95,132,335
		Government National Mortgage Association – 1.9%
5,987,425		5.000%, 6/20/2039 — 9/20/2039	6,206,340
150,226		7.000%, 9/15/2028 — 11/15/2031	163,754
288,636		8.000%, 10/15/2030 — 11/15/2030	319,717
		TOTAL	6,689,811
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $307,532,591)	323,135,359
		Collateralized Mortgage Obligations – 16.7%
		Federal Home Loan Mortgage Corporation – 6.3%
3,481,471		0.543%, 1/15/2037, REMIC 3260 PF	3,418,877
591,264		0.553%, 6/15/2036, REMIC 3175 FE	582,315
3,561,084		0.573%, 5/15/2036, REMIC 3160 FD	3,504,149
4,360,038		0.593%, 4/15/2036, REMIC 3144 FB	4,294,494
7,698,879		0.623%, 7/15/2036, REMIC 3179 FP	7,615,936
966,856		0.643%, 8/15/2036, REMIC 3206 FE	954,211
1,234,206		7.500%, 4/15/2033, REMIC 3076 NM	1,298,770
		TOTAL	21,668,752
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		Federal National Mortgage Association – 6.0%
$212,653		0.000%, 10/1/2035, REMIC 361 1	187,059
622,861		0.496%, 10/25/2031, REMIC 2005-63 FC	610,221
2,727,879		0.546%, 7/25/2036, REMIC 2006-58 FP	2,682,840
3,928,285		0.586%, 11/25/2036, REMIC 2006-104 FY	3,868,091
4,067,399		0.596%, 9/25/2036, REMIC 2006-81 FB	4,003,725
3,431,693		0.606%, 12/25/2036, REMIC 2006-115 EF	3,368,708
1,281,882		0.626%, 10/25/2036, REMIC 2006-93 FM	1,259,363
3,884,597		0.626%, 9/25/2036, REMIC 2006-85 PF	3,805,566
1,016,130		0.646%, 6/25/2036, REMIC 2006-43 FL	1,001,945
111,260		6.500%, 4/1/2032, REMIC 321 2	21,447
		TOTAL	20,808,965
		Non-Agency Mortgage – 4.4%
3,255,712		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	2,697,330
1,848,845		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	1,774,668
1,326,765		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	1,196,822
1,881,036		Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 0.446%, 5/19/2047	949,288
3,134,386		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	2,623,507
415	[2,3]	Lehman Structured Securities Corp. 2001-GE3, Class A, PO, 0.000%, 5/28/2018	283
68,476	[2,3]	Lehman Structured Securities Corp. 2002-GE1, Class A, PO, 0.000%, 7/26/2024	54,664
234,076	[2,3]	Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	9,803
2,628,245		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	2,089,915
1,083,549		Washington Mutual 2006-AR1, Class 2A1B, 1.971%, 1/25/2046	411,688
1,971,984		Washington Mutual 2006-AR15, Class 1A, 1.741%, 11/25/2046	963,733
2,492,709		Wells Fargo Mortgage Backed Securities Trust 2005-12, Class 1A1, 5.500%, 11/25/2035	2,266,645
		TOTAL	15,038,346
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $62,669,590)	57,516,063
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		Mutual Fund – 5.8%
19,860,103	[4,5]	Government Obligations Fund, Institutional Shares, 0.11% (AT NET ASSET VALUE)	19,860,103
		Repurchase Agreements – 1.2%
$2,638,000	[6]	Interest in $11,500,000 joint repurchase agreement 0.16%, dated 9/17/2009 under which Barclays Capital, Inc. will repurchase a security provided as collateral for $11,501,636 on 10/19/2009. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 8/25/2019 and the market value of that underlying security was $11,730,731(segregated pending settlement of dollar-roll transactions).	2,638,000
1,392,000	[6]	Interest in $10,622,000 joint repurchase agreement 0.17%, dated 9/14/2009 under which Barclays Capital, Inc. will repurchase a security provided as collateral for $10,623,505 on 10/14/2009. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 8/25/2019 and the market value of that underlying security was $10,835,310 (segregated pending settlement of dollar-roll transactions).	1,392,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	4,030,000
		TOTAL INVESTMENTS — 117.6% (IDENTIFIED COST $394,092,284)[7]	$404,541,525
		OTHER ASSETS AND LIABILITIES - NET — (17.6)%[8]	(60,472,782)
		TOTAL NET ASSETS — 100%	$344,068,743
1	All or a portion of these securities are subject to dollar-roll transactions.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2009, these restricted securities amounted to $64,750, which represented 0.02% of total net assets.
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Board of Directors (the “Directors”).
4	Affiliated company.
5	7-Day net yield.
6	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
7	The cost of investments for federal tax purposes amounts to $392,774,700.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is the result of dollar-roll transactions as of September 30, 2009.
  Note: The categories of investments are shown as a percentage of total net assets at September 30, 2009.
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  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$ —	$323,135,359	$ —	$323,135,359
Collateralized Mortgage Obligations	—	57,451,313	64,750	57,516,063
Mutual Fund	19,860,103	—	—	19,860,103
Repurchase Agreements	—	4,030,000	—	4,030,000
TOTAL SECURITIES	$19,860,103	$384,616,672	$64,750	$404,541,525
  Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Debt Securities
Balance as of October 1, 2008	$71,738
Realized gain/loss	2,903
Change in unrealized appreciation (depreciation)	1,606
Net Purchases (Sales)	(11,497)
Balance as of September 30, 2009	64,750
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at September 30, 2009.	$1,606
  The following acronyms are used throughout this portfolio:
  IO — Interest Only
  PO — Principal Only
  REMIC — Real Estate Mortgage Investment Conduit
  See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities

September 30, 2009

Assets:
Total investments in securities, at value including $19,860,103 of an investment in an affiliated issuer (Note 5) (identified cost $394,092,284)		$404,541,525
Cash		951
Income receivable		1,327,442
Receivable for investments sold		25,018,483
Receivable for shares sold		812,975
TOTAL ASSETS		431,701,376
Liabilities:
Payable for investments purchased	$86,748,757
Payable for shares redeemed	304,424
Income distribution payable	568,860
Payable for Directors'/Trustees' fees	1,090
Payable for distribution services fee (Note 5)	2,258
Payable for shareholder services fee (Note 5)	5,961
Accrued expenses	1,283
TOTAL LIABILITIES		87,632,633
Net assets for 34,779,781 shares outstanding		$344,068,743
Net Assets Consist of:
Paid-in capital		$354,149,397
Net unrealized appreciation of investments		10,449,241
Accumulated net realized loss on investments and futures contracts		(20,578,838)
Undistributed net investment income		48,943
TOTAL NET ASSETS		$344,068,743
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
($288,052,163 ÷ 29,117,425 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$9.89
Institutional Service Shares:
($56,016,580 ÷ 5,662,356 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$9.89
  See Notes which are an integral part of the Financial Statements
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Statement of Operations

Year Ended September 30, 2009

Investment Income:
Interest			$16,747,706
Dividends from an affiliated issuer (Note 5)			53,449
TOTAL INCOME			16,801,155
Expenses:
Investment adviser fee (Note 5)		$1,358,660
Administrative personnel and services fee (Note 5)		263,879
Custodian fees		25,004
Transfer and dividend disbursing agent fees and expenses		87,182
Directors'/Trustees' fees		6,835
Auditing fees		23,501
Legal fees		5,114
Portfolio accounting fees		130,944
Distribution services fee — Institutional Service Shares (Note 5)		140,254
Shareholder services fee — Institutional Service Shares (Note 5)		120,712
Account administration fee — Institutional Service Shares		9,818
Share registration costs		83,457
Printing and postage		23,992
Insurance premiums		5,186
Taxes		27,150
Miscellaneous		2,834
TOTAL EXPENSES		2,314,522
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(832,873)
Waiver of administrative personnel and services fee	(5,394)
Waiver of distribution services fee — Institutional Service Shares	(112,203)
Reimbursement of shareholder services fee — Institutional Service Shares	(2,322)
TOTAL WAIVERS AND REIMBURSEMENTS		(952,792)
Net expenses			1,361,730
Net investment income			15,439,425
Realized and Unrealized Gain (Loss)on Investments:
Net realized loss on investments			(2,471,169)
Net change in unrealized depreciation of investments			14,195,127
Net realized and unrealized gain on investments			11,723,958
Change in net assets resulting from operations			$27,163,383
  See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets

Year Ended September 30	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$15,439,425	$18,252,000
Net realized gain (loss) on investments and futures contracts	(2,471,169)	3,058,083
Net change in unrealized appreciation/depreciation of investments and futures contracts	14,195,127	(6,362,853)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	27,163,383	14,947,230
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(14,621,453)	(16,080,912)
Institutional Service Shares	(2,736,567)	(3,617,060)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(17,358,020)	(19,697,972)
Share Transactions:
Proceeds from sale of shares	79,626,060	114,249,414
Net asset value of shares issued to shareholders in payment of distributions declared	9,974,668	10,351,626
Cost of shares redeemed	(114,697,267)	(119,744,458)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(25,096,539)	4,856,582
Change in net assets	(15,291,176)	105,840
Net Assets:
Beginning of period	359,359,919	359,254,079
End of period (including undistributed net investment income of $48,943 and $8,816, respectively)	$344,068,743	$359,359,919
  See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements

September 30, 2009

1. ORGANIZATION

Federated Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Mortgage Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury Annual Shareholder Report
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and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended September 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

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The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange-traded futures, guarantees the futures against default.

At September 30, 2009, the Fund had no outstanding futures contracts.

Dollar-Roll Transactions

The Fund may engage in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar rolls are subject to interest rate risks and credit risks.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

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Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at September 30, 2009, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
Lehman Structured Securities Corp. 2001-GE3, Class A, PO, 0.000%, 5/28/2018	8/15/2001	$365	$283
Lehman Structured Securities Corp. 2002-GE1, Class A, PO, 0.000%, 7/26/2024	1/29/2002	$54,920	$54,664
Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027.	6/11/1999	$8,165	$9,803

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

Year Ended September 30	2009		2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	6,702,800	$65,265,930	9,054,526	$88,694,716
Shares issued to shareholders in payment of distributions declared	893,349	8,673,071	903,212	8,836,417
Shares redeemed	(9,641,550)	(93,451,173)	(8,717,950)	(85,187,371)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,045,401)	$(19,512,172)	1,239,788	$12,343,762
Year Ended September 30	2009		2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,476,742	$14,360,130	2,600,007	$25,554,698
Shares issued to shareholders in payment of distributions declared	134,107	1,301,597	154,808	1,515,209
Shares redeemed	(2,195,389)	(21,246,094)	(3,530,834)	(34,557,087)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(584,540)	$(5,584,367)	(776,019)	$(7,487,180)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(2,629,941)	$(25,096,539)	463,769	$4,856,582
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4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for dollar-roll transactions. For the year ended September 30, 2009, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$1,958,722	$(1,958,722)

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2009 and 2008, was as follows:

	2009	2008
Ordinary income	$17,358,020	$19,697,972

As of September 30, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$49,936
Net unrealized appreciation	$11,766,825
Capital loss carryforwards and deferrals	$(21,897,415)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for income recognition on dollar-roll transactions and REMIC adjustments.

At September 30, 2009, the cost of investments for federal tax purposes was $392,774,700. The net unrealized appreciation of investments for federal tax purposes was $11,766,825. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $18,361,005 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,594,180.

At September 30, 2009, the Fund had a capital loss carryforward of $17,419,580 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2013	$5,970,599
2014	$2,323,596
2015	$7,353,651
2016	$1,771,734
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The Fund used capital loss carryforwards of $138,613 to offset taxable capital gains realized during the year ended September 30, 2009.

Under current tax regulations, capital losses on security transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of September 30, 2009, for federal income tax purposes post October losses of $4,477,835 were deferred to October 1, 2009.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2009, the Adviser voluntarily waived $819,786 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended
September 30, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $5,394 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2009, FSC voluntarily waived $112,203 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2009, FSC retained $28,051 of fees paid by the Fund.

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Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended September 30, 2009, FSSC voluntarily reimbursed $2,322 of shareholder services fees. For the year ended September 30, 2009, FSSC did not receive any fees paid by the Fund. For the year ended September 30, 2009, the Fund's Institutional Shares did not incur a shareholder services fee.

On November 28, 2007, FSSC reimbursed a portion of the Service Fees. This reimbursement resulted from the overpayment of Service Fees to an affiliate of Federated Investors, Inc. This reimbursement amounted to $13,533 for the year ended September 30, 2008.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Institutional Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.35% and 0.65%, respectively, through the later of (the “Termination Date”): (a) November 30, 2010 or (b) the date of the Fund's next effective prospectus. While the Adviser and its affiliates currently do not anticipate terminating these arrangements prior to the Termination Date, these arrangements may only be terminated prior to the Termination Date with the agreement of the Fund's Board of Directors.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended September 30, 2009, the Adviser reimbursed $13,087. Transactions with the affiliated company during the year ended September 30, 2009 were as follows:

Affiliate	Balance of Shares Held 9/30/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/2009	Value	Dividend Income
Government Obligations Fund, Institutional Shares	5,223,299	166,201,716	151,564,912	19,860,103	$19,860,103	$53,449

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2009, were as follows:

Purchases	$ —
Sales	$24,151,246
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7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2009, there were no outstanding loans. During the year ended September 30, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of September 30, 2009, there were no outstanding loans. During the year ended September 30, 2009, the program was not utilized.

9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”) and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”) and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

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10. Subsequent events

Management has evaluated subsequent events through November 24, 2009, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF Federated total return series, inc. AND SHAREHOLDERS OF Federated mortage fund:

We have audited the accompanying statement of assets and liabilities of Federated Mortgage Fund (the “Fund”), one of the portfolios constituting Federated Total Return Series, Inc., including the portfolio of investments, as of September 30, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Mortgage Fund, a portfolio of Total Return Series, Inc., at September 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

November 24, 2009

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Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Corporation comprised three portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 149 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

Interested DIRECTORS Background

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 DIRECTOR Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: March 1995	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

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INDEPENDENT DIRECTORS Background

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 DIRECTOR Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Nicholas P. Constantakis Birth Date: September 3, 1939 DIRECTOR Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
John F. Cunningham Birth Date: March 5, 1943 DIRECTOR Began serving: March 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Maureen Lally-Green Birth Date: July 5, 1949 DIRECTOR Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 DIRECTOR Began serving: October 1993	Principal Occupation: Director or Trustee and Chairman of the Board of the Federated Fund Complex.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 DIRECTOR Began serving: March 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
R. James Nicholson Birth Date: February 4, 1938 DIRECTOR Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Thomas M. O'Neill Birth Date: June 14, 1951 DIRECTOR Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 DIRECTOR Began serving: March 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
James F. Will Birth Date: October 12, 1938 DIRECTOR Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Annual Shareholder Report
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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Joseph M. Balestrino is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

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32

Evaluation and Approval of Advisory Contract - May 2009

Federated Mortgage Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Annual Shareholder Report
34

with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Annual Shareholder Report
35

reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Annual Shareholder Report
36

circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Mortgage Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428Q887
Cusip 31428Q804

29311 (11/09)

Federated is a registered mark of Federated Investors, Inc.
2009 Federated Investors, Inc.

Federated Ultrashort Bond Fund

Established 1997

A Portfolio of Federated Total Return Series, Inc.

ANNUAL SHAREHOLDER REPORT

September 30, 2009

Class A Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)1

Year Ended September 30	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$8.83	$9.30	$9.36	$9.35	$9.35
Income From Investment Operations:
Net investment income	0.22[2]	0.33[2]	0.40[2]	0.32	0.25
Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency transactions	0.24	(0.47)	(0.06)	0.01	(0.05)
TOTAL FROM INVESTMENT OPERATIONS	0.46	(0.14)	0.34	0.33	0.20
Less Distributions:
Distributions from net investment income	(0.23)	(0.33)	(0.40)	(0.32)	(0.20)
Net Asset Value, End of Period	$9.06	$8.83	$9.30	$9.36	$9.35
Total Return[3]	5.35%	(1.57)%	3.64%	3.56%	2.42%
Ratios to Average Net Assets:
Net expenses	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	2.49%	3.58%	4.22%	3.33%	2.35%
Expense waiver/reimbursement[4]	0.43%	0.44%	0.43%	0.43%	0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$107,568	$31,979	$46,749	$73,894	$147,396
Portfolio turnover	41%	64%	32%	15%	26%
1	On December 5, 2005, the Fund effected a one for five reverse share split. As a result of the reverse share split: (1) the number of outstanding Shares of the Fund decreased by a factor of five; and (2) since the Fund's total number of Shares decreased, the net asset value per Fund Share (NAV/Share) increased. The reverse share split did not affect the value of the Fund's net assets or each shareholder's proportional ownership interest in those assets. Per share data has been revised for all years presented, where applicable.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2009 to September 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different Funds.
	Beginning Account Value 4/1/2009	Ending Account Value 9/30/2009	Expenses Paid During Period[1]
Actual	$1,000	$1,063.30	$4.66
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.56	$4.56
1	Expenses are equal to the Fund's annualized net expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period).
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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund
Performance (unaudited)

The Fund's total return, based on net asset value, for the 12-month reporting period ended September 30, 2009, was 5.35% for Class A Shares. By comparison, for the same period, the Merrill Lynch 1-Year Treasury Note Index (ML1T),1 a broad-based market index tracking one-year U.S. government securities, returned 2.34%, while the average nine-month London Interbank Offered Rate (LIBOR)2 was 1.84%. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the ML1T.

During the reporting period, the most significant factors affecting the Fund's performance were: (1) the effective duration of its portfolio (which indicated the portfolio's sensitivity to changes in interest rates);3 (2) the allocation of the portfolio among securities of similar types of issuers (referred to as “sectors”); and (3) the selection of individual securities within each sector.

1	The ML1T is an index tracking 1-Year U.S. government securities. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. The index is unmanaged, and it is not possible to invest directly in an index.
2	LIBOR is the rate banks charge each other on short-term money. The average periodic rate on nine-month LIBOR is calculated as the average of all daily nine-month LIBOR settings during the period under review, adjusted to the length of the period. Note that this figure does not represent actual return on an investment made in an instrument having a rate equal to nine-month LIBOR on the initial day of the period under review and reinvested at the end of nine months (again at a rate equal to the then-prevailing nine-month LIBOR rate) for a further three-month period.
3	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations. Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
Annual Shareholder Report
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Market Overview

The Fund's fiscal year might be characterized as the story of a storm and its aftermath. The fourth calendar quarter of 2008 was perhaps the darkest time in the recent history of financial markets. Government intervention of massive proportion prevented a collapse of the global financial system. The situation remained highly tenuous into the second fiscal quarter, as markets nearly retraced their 2008 lows in March. In the second half of the Fund's fiscal year however, the clouds finally began to part. Market participants realized the enormous amounts of liquidity and fiscal support applied to the global economy had likely prevented a financial collapse. From there, credit markets began to recover, and by the end of the reporting period a rally of almost unprecedented scale had taken place. Spreads tightened substantially, and issuance markets unlocked. The Fund's performance reflected the rally, with significant outperformance of its benchmarks. Current portfolio positioning however, reflects the belief that the economy remains fragile, and consumer activity, which represents approximately 70% of U.S. Gross Domestic Product (GDP), is still muted.

Duration

Fund duration averaged more than that of an investment in the benchmark throughout the period under review, as Fund management believed that a weakening economy and financial uncertainty would portend lower Treasury yields. As the effects of government intervention were felt, duration was maintained, though corporate and securitized products replaced much of the government exposure which had been accumulated during the financial dislocation. The belief was that while interest rates were not likely to fall much further, they were also not likely to rise much in the near term, thus allowing for the maintenance of a longer duration profile. Period-end Fund duration stood at 0.90 years, as management believed the risk of a significant rise in short rates remains low, at least for the initial portion of the coming fiscal year.

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Sector Allocation

As the Fund's comparative benchmark has no sector diversification, one can speak of sector allocations and performance in the absolute sense or relative to each other, but not relative to the benchmark. In general, credit spread products performed well over the period and contributed positively to the Fund's total return. The 31% of the Fund allocated to non-mortgage asset-backed securities (predominantly asset-backed securities (ABS)4 backed by auto and credit card receivables) performed very well, with spreads tightening by literally hundreds of basis points during the course of the Fund's fiscal year. At period end, the Fund's 34% total allocation to ABS (i.e., inclusive of mortgage backed ABS) remained its largest single sector allocation. Short duration corporate securities (approximately 27% of assets at period end) also performed very well and clearly added value to the portfolio. Though the Fund, under normal circumstances, holds little Treasury and agency exposure, at the beginning of the period a position of 7% was maintained. This was reduced during the period however, mostly in favor of a larger corporate allocation. Agency exposure ended the fiscal year at 3% of assets; Treasury exposure was zero. Holdings of agency mortgage-backed securities (MBS), which were maintained in the mid-teens during the period (14% at period-end), helped support performance as this sector benefited from the $1.25 trillion agency MBS purchase program initiated by the U.S. Federal Reserve. The only area where there was not a distinct advantage to owning credit was in non-agency, mortgage-backed securities (1% of assets at September 30, 2009), where increasing values late in the period did not offset precipitous price declines suffered in late 2008. The home equity ABS sub-sector of the portfolio (3% of Fund assets at September 30, 2009) fared reasonably well because Fund management chose to own only creditworthy securities where cash flows were being received immediately.

SECURITY SELECTION

Several securities contributed to the Fund's performance, the greatest of which were Hyundai Auto Receivables Trust 2006-B A4 (16 basis points), a Capital One Financial note due 2011 (12 basis points) and a Morgan Stanley note due 2010 (11 basis points). Detracting from the Fund's performance were Indymac 2007-FLX1 A4, KLIO 2004-1 A1 and MASTR 2003-8 3A2 (50 basis points in the aggregate). No other holdings detracted from the Fund's performance in excess of 10 basis points.

4	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
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GROWTH OF A $10,000 INVESTMENT  -  CLASS A SHARES

The Fund's Class A Shares commenced operations on October 11, 2002. The Fund offers two other classes of shares, Institutional Shares and Institutional Service Shares. For the period prior to the commencement of operations of the Class A Shares, the performance information shown is for the Fund's Institutional Service Shares, adjusted to reflect the sales charges (for maximum offering price performance) and expenses of the Class A Shares. The graph below illustrates the hypothetical investment of $10,0001 in Federated Ultrashort Bond Fund (Class A Shares) from September 30, 1999 to September 30, 2009 compared to the Merrill Lynch 1-Year Treasury Note Index (ML1T).2

Average Annual Total Returns for the Period Ended 9/30/2009[3]
1 Year	3.24%
5 Years	2.24%
10 Years	2.64%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 2.00%.

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1	Represents a hypothetical investment of $10,000 in the Fund's Class A Shares after deducting the maximum sales charge of 2.00% ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1T has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The ML1T is an index tracking 1-Year U.S. government securities. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. The ML1T is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	Total returns quoted reflect all applicable sales charges.
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Portfolio of Investments Summary Table (unaudited)

At September 30, 2009, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets[2]
Asset-Backed Securities	33.9%
Corporate Debt Securities	25.5%
Collateralized Mortgage Obligations	8.6%
Mortgage-Backed Securities[3]	5.2%
U.S. Treasury and Agency Securities[4]	3.4%
Derivative Contracts[5,6]	(0.0)%
Cash Equivalents[7]	23.8%
Other Assets and Liabilities — Net[8]	(0.4)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, mortgage-backed securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate, mortgage-backed securities.
4	For purposes of this table, U.S. Treasury and Agency Securities do not include mortgage-backed securities guaranteed by GSEs.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
6	Represents less than 0.1%.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. Also includes pro rata share of net assets owned by affiliated investment companies.
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Portfolio of Investments

September 30, 2009

Principal Amount or Shares		Value
	Adjustable Rate Mortgages – 2.2%
	Federal National Mortgage Association – 2.2%
$918,766	FNMA ARM 556379, 2.301%, 5/01/2040	920,548
4,156,869	FNMA ARM 544872, 3.520%, 7/01/2034	4,315,453
4,484,823	FNMA ARM 618128, 2.849%, 8/01/2033	4,596,674
5,694,329	FNMA ARM 544848, 3.190%, 4/01/2030	5,815,163
	TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $15,468,012)	15,647,838
	Asset-Backed Securities – 33.9%
	Auto Receivables – 16.4%
4,333,970	Americredit Automobile Receivables Trust 2005-BM, Class A4, 0.334%, 5/6/2012	4,248,626
3,624,266	Americredit Automobile Receivables Trust 2005-CF, Class A4, 4.63%, 6/6/2012	3,657,843
2,736,859	Americredit Automobile Receivables Trust 2005-DA, Class A4, 5.02%, 11/6/2012	2,760,573
382,204	Americredit Automobile Receivables Trust 2007-AX, Class A3, 5.19%, 11/6/2011	382,068
7,000,000	Americredit Automobile Receivables Trust 2007-AX, Class A4, 0.294%, 10/6/2013	6,733,359
812,775	Americredit Automobile Receivables Trust 2007-BF, Class A3A, 5.16%, 4/6/2012	822,236
5,750,000	Americredit Automobile Receivables Trust 2007-CM, Class A4B, 0.334%, 4/7/2014	5,239,097
2,460,000	Americredit Prime Automobile Receivables Trust 2007-1, Class B, 5.35%, 9/9/2013	2,539,073
3,000,000	BMW Floorplan Master Owner Trust, Class A, 1.000%, 9/17/2014	3,000,000
1,078,190	BMW Vehicle Lease Trust 2007-1, Class A3B, 0.4834%, 8/15/2013	1,077,710
6,500,000	BMW Vehicle Lease Trust 2009-1, Class A3, 2.91%, 3/15/2012	6,632,567
3,792,612	Capital One Auto Finance Trust 2005-C, Class A4A, 4.71%, 6/15/2012	3,859,419
3,649,248	Capital One Auto Finance Trust 2005-C, Class A4B, 0.283%, 6/15/2012	3,606,825
2,095,434	Capital One Auto Finance Trust 2006-A, Class A4, 0.253%, 12/15/2012	2,068,544
3,632,563	Capital One Auto Finance Trust 2007-B, Class A3A, 5.03%, 4/15/2012	3,642,892
5,548,293	Capital One Auto Finance Trust 2007-C, Class A3B, 0.753%, 4/16/2012	5,489,720
1,445,721	Carmax Auto Owner Trust 2007-3, Class A3B, 0.643%, 12/15/2011	1,445,228
271,358	Fifth Third Auto Trust 2008-1, Class A2B, 1.493%, 2/15/2011	271,642
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$1,027,018		Harley-Davidson Motorcycle Trust 2007-3, Class A3, 0.593%, 6/15/2012	1,018,523
200,005		Harley-Davidson Motorcycle Trust 2006-3, Class A3, 5.24%, 1/15/2012	201,245
2,069,000		Harley-Davidson Motorcycle Trust 2006-3, Class A4, 5.22%, 6/15/2013	2,118,266
4,250,000		Harley-Davidson Motorcycle Trust 2009-2, Class A3, 2.62%, 3/15/2014	4,302,130
3,583,206		Household Automotive Trust 2007-1, Class A3, 5.30%, 11/17/2011	3,650,997
4,750,000	[1,2]	Huntington Auto Trust 2008-1, Class A3B, 1.743%, 4/16/2012	4,791,343
6,000,000		Hyundai Auto Receivables Trust 2006-B, Class A4, 5.15%, 5/15/2013	6,273,935
934,037		Hyundai Auto Receivables Trust 2006-B, Class B, 5.19%, 5/15/2013	970,654
2,360,272		Hyundai Auto Receivables Trust 2006-B, Class C, 5.25%, 5/15/2013	2,290,939
714,302		Hyundai Auto Receivables Trust 2008-A, Class A2, 4.16%, 5/16/2011	720,047
3,000,000		Hyundai Auto Receivables Trust 2008-A, Class A3, 4.93%, 12/17/2012	3,080,119
1,850,000	[3]	Mercedes Benz Auto Receivables Trust 2009-1, Class A3, 1.67%, 1/15/2014	1,849,954
2,580,003		Navistar Financial Corp. Owner Trust 2005-A, Class A4, 4.43%, 1/15/2014	2,597,022
4,000,000		Nissan Auto Lease Trust 2009-A, Class A3, 2.92%, 12/15/2011	4,042,500
1,764,485		Nissan Auto Receivables Owner Trust 2008-A, Class A3, 3.89%, 8/15/2011	1,789,686
2,000,000		Superior Wholesale Inventory Financing Trust 2007-AE1, Class B, 0.543%, 1/15/2012	1,931,678
4,250,000		USAA Auto Owner Trust 2008-2, Class A3, 4.64%, 10/15/2012	4,371,825
2,000,000		USAA Auto Owner Trust 2009-1, Class A3, 3.02%, 6/17/2013	2,047,413
3,000,000		USAA Auto Owner Trust 2009-1, Class A4, 4.77%, 9/15/2014	3,155,692
1,072,247		USAA Auto Owner Trust 2008-3, Class A2, 3.58%, 3/15/2011	1,077,921
2,000,000		Volkswagen Auto Loan Enhanced Trust 2008-1, Class A3, 4.50%, 7/20/2012	2,045,028
3,500,000	[1,2]	Wachovia Auto Loan Owner Trust 2006-1, Class B, 5.15%, 7/20/2012	3,503,317
417,705		Wachovia Auto Loan Owner Trust 2008-1, Class A2B, 1.096%, 3/21/2011	418,088
3,000,000		World Omni Automobile Receivables Trust 2008-A, Class A3B, 1.543%, 10/15/2012	3,037,563
		TOTAL	118,763,307
		Credit Card – 13.1%
1,945,000		American Express Credit Account Master Trust 2005-5A, Class A, 0.283%, 2/15/2013	1,938,529
6,250,000	[1,2]	American Express Credit Account Master Trust 2006-B, Class B, 0.393%, 8/15/2013	6,029,751
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$3,500,000		American Express Credit Account Master Trust 2007-6, Class B, 0.343%, 1/15/2013	3,432,369
3,000,000	[1,2]	American Express Credit Account Master Trust 2007-6, Class C, 0.633%, 1/15/2013	2,949,268
2,900,000		American Express Credit Account Master Trust 2008-3 A, Class A, 1.193%, 8/15/2012	2,905,562
1,775,000		American Express Credit Account Master Trust, 2005-1, Class B, 0.363%, 10/15/2012	1,753,440
1,200,000		American Express Issuance Trust 2007-1 B, 9/15/2011, Class B, 0.793%, 9/15/2011	1,166,312
4,000,000		Bank of America Credit Card Trust 2008-A9, 7/16/2012, Class A9, 4.07%, 7/16/2012	4,048,407
8,520,000		Bank of America Credit Card Trust 2007-B1, 6/15/2012, Class B1, 0.333%, 6/15/2012	8,456,001
275,000		Bank of America Credit Card Trust 2007-B4, 9/15/2012, Class B4, 0.333%, 9/15/2012	270,970
7,832,000		Bank of America Credit Card Trust 2007-B5, 3/15/2012, Class B5, 0.843%, 3/15/2012	7,831,669
500,000		Bank of America Credit Card Trust 2007-A8, Class A8, 5.59%, 11/17/2014	538,749
4,000,000		Bank of America Credit Card Trust 2007-C1, Class C1, 0.533%, 6/15/2014	3,655,454
3,000,000		Capital One Multi Asset Execution Trust 2007-B3, Class B3, 5.05%, 3/15/2013	3,034,629
4,605,000		Capital One Multi-Asset Execution Trust 2003-B5, Class B5, 4.79%, 8/15/2013	4,660,792
1,100,000		Chase Issuance Trust 2008-A7, Class A7, 0.893%, 11/15/2011	1,101,071
6,000,000		Chase Issuance Trust 2006-B2, Class B2, 0.343%, 10/15/2012	5,880,726
4,000,000		Chase Issuance Trust 2009-A3, Class A3, 2.40%, 6/17/2013	4,062,896
2,475,000		Chase Issuance Trust 2005-C1, Class C1, 0.613%, 11/15/2012	2,433,561
3,500,000		Citibank Credit Card Issuance Trust 2001-A4, Class A4, 5.375%, 4/10/2013	5,029,489
5,000,000		Citibank Credit Card Issuance Trust 2004-A7, Class A7, 0.497%, 11/25/2013	4,950,174
5,000,000		Citibank Credit Card Issuance Trust 2004-B2, Class B2, 0.574%, 10/7/2013	4,743,617
2,255,000		Citibank Credit Card Issuance Trust 2007-B2, Class B2, 5.00%, 4/2/2012	2,277,066
2,640,000		Citibank Credit Card Issuance Trust 2007-B6, Class B6, 5.00%, 11/8/2012	2,678,335
1,600,000		MBNA Credit Card Master Note Trust 2003-C1, Class C1, 1.943%, 6/15/2012	1,590,836
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$6,000,000		National City Credit Card Master Trust 2005-1, Class A, 0.293%, 8/15/2012	5,952,210
1,000,000		National City Credit Card Master Trust 2005-1, Class B, 0.433%, 8/15/2012	951,766
		TOTAL	94,323,649
		Equipment Lease – 0.3%
2,000,000		CNH Equipment Trust 2008-B, Class A4B, 2.143%, 11/17/2014	1,996,594
		Home Equity Loan – 3.4%
2,500,000		Asset Backed Funding Certificate 2005-OPT1, Class A2C, 0.60625%, 7/25/2035	1,719,896
1,797,976		Chase Funding Mortgage Loan Asset-Backed Certificates 2003-5, Class 1A4, 4.396%, 2/25/2030	1,700,969
538,985		Citifinancial Mortgage Securities, Inc. Series 2003-4, Class AF4, 4.427%, 10/25/2033	475,784
529,746		Citigroup Mortgage Loan Trust Inc. 2006-WFH3, Class A2, 0.346%, 10/25/2036	507,054
178,628		Countrywide Asset Backed Certificates 2004-4, Class A, 0.616%, 8/25/2034	150,035
952,250		Fifth Third Home Equity Loan Trust 2003-1, Class A, 0.496%, 9/20/2023	487,682
304,240		JPMorgan Mortgage Acquisition Corp. 2006-CH1, Class A2, 0.296%, 7/25/2036	295,711
429,190		Lehman XS Trust 2005-8, Class 2A1A, 0.446%, 12/25/2035	396,289
1,000,000		Morgan Stanley ABS Capital I 2004-OP1, Class M3, 0.926%, 11/25/2034	594,433
1,688,490		Morgan Stanley Capital Inc. 2006-NC4, Class A2B, 0.336%, 6/25/2036	1,587,836
109,416	[1,3]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	10,531
161,745		Option One Mortgage Loan Trust 2005-1, Class A1B, 0.576%, 2/25/2035	129,422
1,031,489		Popular ABS Mortgage Pass-Through Trust 2005-3, Class AF3, 4.437%, 7/25/2035	994,152
1,457,200		Popular ABS Mortgage Pass-Through Trust 2006-D, Class A1, 0.306%, 11/25/2046	1,419,807
1,386,957	[1,2]	Quest Trust 2004 — X1, Class A, 0.576%, 3/25/2034	989,877
646,486		Residential Asset Securities Corp. 2005-KS11, Class AI3, 0.446%, 12/25/2035	551,875
175,182		Residential Asset Securities Corporation 2003-KS6, Class A2, 0.846%, 8/25/2033	139,384
4,120,627		Structured Asset Securities Corp. 2006-WF1, Class A4, 0.416%, 2/25/2036	3,774,379
2,532,132	[1,3]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	0
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$9,047,893		Wells Fargo Home Equity Trust, 2006-1, Class A3, 0.396%, 5/25/2036	8,405,538
		TOTAL	24,330,654
		Manufactured Housing – 0.4%
623,432		Green Tree Financial Corp. 1996-3, Class A5, 7.35%, 5/15/2027	621,660
2,454,443		Green Tree Financial Corp. 1996-5, Class A6, 7.75%, 7/15/2027	2,338,724
75,171		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	67,832
		TOTAL	3,028,216
		Other – 0.3%
579,155		Caterpillar Financial Asset Trust 2008-A A2B, 12/27/2010, Class A2B, 1.396%, 12/27/2010	579,418
1,493,842	[3]	Green Tree Recreational Equipment & Consumer Trust Series 2008-REC1, Class A1, 9.50%, 3/25/2025	1,434,088
1,447,979	[1]	KLIO Funding Ltd. 2004-1A, Class A1, 1.022%, 4/23/2039	44,019
		TOTAL	2,057,525
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $248,344,341)	244,499,945
		CORPORATE BONDS – 22.2%
		Basic Industry@0018Chemicals – 0.5%
2,000,000		Dow Chemical Co., Sr. Unsecd. Note, 4.85%, 8/15/2012	2,081,518
1,500,000		Praxair, Inc., Note, 4.375%, 3/31/2014	1,611,122
		TOTAL	3,692,640
		Capital Goods@0018Aerospace & Defense – 0.7%
1,200,000	[1,2]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	1,215,585
2,000,000		General Dynamics Corp., Sr. Note, 4.50%, 8/15/2010	2,074,039
1,500,000		Raytheon Co., Note, 4.85%, 1/15/2011	1,564,498
		TOTAL	4,854,122
		Capital Goods@0018Diversified Manufacturing – 1.3%
6,500,000		General Electric Co., Floating Rate Note, 0.613%, 11/1/2012	6,145,770
1,500,000		Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/2014	1,778,805
1,500,000		Tyco Electronics Group SA, Company Guarantee, 6.00%, 10/1/2012	1,588,320
		TOTAL	9,512,895
		Communications@0018Media & Cable – 0.7%
2,000,000		Comcast Corp., Company Guarantee, 5.85%, 1/15/2010	2,031,439
1,750,000	[1,2]	Cox Enterprises, Inc., Unsecd. Note, 7.875%, 9/15/2010	1,831,244
1,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.40%, 7/2/2012	1,069,065
		TOTAL	4,931,748
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		Communications@0018Media Noncable – 1.0%
$2,000,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	2,336,091
4,750,000		Reed Elsevier, Inc., Floating Rate Note, 0.629%, 6/15/2010	4,744,749
		TOTAL	7,080,840
		Communications@0018Telecom Wireless – 0.8%
1,750,000	[1,2]	Verizon Wireless Capital LLC, 5.55%, 2/1/2014	1,893,038
1,500,000	[1,2]	Verizon Wireless Capital LLC, Note, 3.75%, 5/20/2011	1,550,709
2,000,000		Vodafone Group PLC, 5.35%, 2/27/2012	2,142,476
		TOTAL	5,586,223
		Communications@0018Telecom Wirelines – 1.2%
1,500,000		AT&T Corp., Sr. Note, 7.30%, 11/15/2011	1,670,022
2,000,000		Rogers Communications, Inc., 5.50%, 3/15/2014	2,138,800
2,290,000		Telecom Italia Capital, Note, 0.963%, 2/1/2011	2,266,464
1,500,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	1,634,952
750,000		Verizon Global Funding, Note, 7.25%, 12/1/2010	799,158
		TOTAL	8,509,396
		Consumer Cyclical@0018Automotive – 0.3%
2,000,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 5.875%, 3/15/2011	2,076,839
		Consumer Cyclical@0018Entertainment – 0.5%
1,500,000		Time Warner, Inc., Floating Rate Note, 0.684%, 11/13/2009	1,501,951
1,500,000		Walt Disney Co., Note, 5.70%, 7/15/2011	1,617,839
500,000		Walt Disney Co., Note, 6.375%, 3/1/2012	553,472
		TOTAL	3,673,262
		Consumer Cyclical@0018Retailers – 0.7%
1,500,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	1,611,630
1,500,000		Costco Wholesale Corp., 5.30%, 3/15/2012	1,629,458
1,500,000		Wal-Mart Stores, Inc., Unsecd. Note, 4.125%, 2/15/2011	1,569,116
		TOTAL	4,810,204
		Consumer Non-Cyclical@0018Food/Beverage – 2.0%
1,500,000	[1,2]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	1,692,906
1,450,000		Diageo Finance BV, Company Guarantee, 3.875%, 4/1/2011	1,501,042
1,500,000		General Mills, Inc., 5.65%, 9/10/2012	1,639,862
2,500,000		Kellogg Co., 4.25%, 3/6/2013	2,649,824
1,275,000		Kraft Foods, Inc., 5.625%, 11/1/2011	1,364,391
2,000,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	2,176,162
1,500,000		PepsiCo, Inc., Sr. Unsecd. Note, 3.75%, 3/1/2014	1,565,454
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$1,500,000	[1,2]	SABMiller PLC, Note, 6.20%, 7/1/2011	1,608,180
		TOTAL	14,197,821
		Consumer Non-Cyclical@0018Health Care – 0.2%
1,095,000		Covidien International Finance SA, 5.45%, 10/15/2012	1,192,452
		Consumer Non-Cyclical@0018Pharmaceuticals – 0.5%
1,500,000		Eli Lilly & Co., 4.20%, 3/6/2014	1,588,431
1,750,000		Pfizer, Inc., Sr. Unsecd. Note, 4.45%, 3/15/2012	1,859,526
		TOTAL	3,447,957
		Consumer Non-Cyclical@0018Products – 0.5%
950,000		Philips Electronics NV, 4.625%, 3/11/2013	1,002,040
1,500,000		Procter & Gamble Co., 4.60%, 1/15/2014	1,616,737
1,000,000		Procter & Gamble International Funding SCA, Company Guarantee, 1.35%, 8/26/2011	1,005,744
		TOTAL	3,624,521
		Consumer Non-Cyclical@0018Supermarkets – 0.2%
1,500,000		Kroger Co., 5.00%, 4/15/2013	1,584,114
		Energy@0018Independent – 0.2%
1,500,000		Devon Financing Corp., 6.875%, 9/30/2011	1,635,064
		Energy@0018Integrated – 0.5%
1,000,000	[3]	Enel Finance International SA, 3.875%, 10/7/2014	997,300
1,500,000		ConocoPhillips, Mtg. Note, 4.75%, 2/1/2014	1,623,793
1,111,250	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	1,150,111
		TOTAL	3,771,204
		Energy@0018Refining – 0.4%
2,500,000		Valero Energy Corp., 6.875%, 4/15/2012	2,696,666
		Financial Institution@0018Banking – 3.5%
750,000		Bank of America Corp., 4.25%, 10/1/2010	770,750
1,700,000		Bank of America Corp., Unsecd. Note, 7.80%, 2/15/2010	1,742,066
1,500,000	[1,2]	Barclays Bank plc, 7.375%, 6/15/2049	1,236,218
3,000,000		Capital One Financial Corp., Sr. Note, Series MTN, 5.70%, 9/15/2011	3,146,350
1,000,000		Citigroup, Inc., 5.50%, 4/11/2013	1,025,622
1,500,000		Goldman Sachs Group, Inc., 5.30%, 2/14/2012	1,597,108
1,500,000		Household Finance Corp., 7.00%, 5/15/2012	1,624,823
4,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.60%, 6/1/2011	4,254,497
2,000,000		Morgan Stanley, Note, 4.00%, 1/15/2010	2,020,347
2,000,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	2,079,351
Annual Shareholder Report
16

$6,000,000		US Bancorp, Sr. Note, Series MTN, 2.125%, 2/15/2013	5,989,337
		TOTAL	25,486,469
		Financial Institution@0018Finance Noncaptive – 0.6%
2,250,000		American Express Credit Corp., 5.875%, 5/2/2013	2,393,281
2,000,000		General Electric Capital Corp., Floating Rate Note, 0.645%, 4/10/2012	1,916,958
		TOTAL	4,310,239
		Financial Institution@0018Insurance@0018Health – 0.5%
3,250,000		Anthem, Inc., 6.80%, 8/1/2012	3,550,952
		Financial Institution@0018Insurance@0018Life – 1.0%
3,500,000	[1,2]	Metropolitan Life Global Funding I, 4.625%, 8/19/2010	3,573,880
1,500,000		Prudential Financial, Inc., 5.15%, 1/15/2013	1,555,276
1,700,000		Prudential Financial, Inc., Sr. Unsecd. Note, 3.625%, 9/17/2012	1,709,101
		TOTAL	6,838,257
		Financial Institution@0018Insurance@0018P&C – 0.4%
1,250,000		The Travelers Cos., Inc., Sr. Unsecd. Note, Series MTN, 5.375%, 6/15/2012	1,336,943
2,000,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	1,810,000
		TOTAL	3,146,943
		Financial Institution@0018REITs – 0.4%
3,150,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2014	3,205,778
		Technology – 1.2%
1,300,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	1,374,657
2,000,000		Hewlett-Packard Co., 4.25%, 2/24/2012	2,115,888
2,000,000		Hewlett-Packard Co., Note, 6.50%, 7/1/2012	2,238,809
3,000,000		Oracle Corp., Sr. Unsecd. Note, Series WI, 5.00%, 1/15/2011	3,150,327
		TOTAL	8,879,681
		Utility@0018Electric – 2.3%
1,500,000		Commonwealth Edison Co., 4.74%, 8/15/2010	1,541,346
1,500,000		Consolidated Edison Co., Deb., 4.875%, 2/1/2013	1,576,413
3,000,000		Dominion Resources, Inc., 5.125%, 12/15/2009	3,031,192
1,500,000	[1,2]	Electricite De France, 5.50%, 1/26/2014	1,650,715
2,500,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 3.15%, 7/15/2012	2,533,996
1,750,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 2.625%, 9/16/2012	1,764,467
2,000,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 4.375%, 10/1/2010	2,077,655
Annual Shareholder Report
17

$2,500,000	PPL Energy Supply LLC, Sr. Unsecd. Note, 6.30%, 7/15/2013	2,674,361
	TOTAL	16,850,145
	Wireless Communications – 0.1%
1,000,000	Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012	1,032,500
	TOTAL CORPORATE BONDS (IDENTIFIED COST $155,246,852)	160,178,932
	Mortgage-Backed Securities – 0.3%
	Federal National Mortgage Association – 0.3%
705,407	Federal National Mortgage Association, Pool 456622, 5.50%, 1/1/2014	747,646
1,397,608	Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	1,506,932
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,185,365)	2,254,578
	Collateralized Mortgage Obligations – 8.3%
	Commercial Mortgage – 0.5%
1,248,641	Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A1, 5.171%, 11/15/2044	1,265,806
2,500,000	Morgan Stanley Capital, Inc. 2007-T27, Class A2, 5.650%, 6/13/2042	2,471,276
	TOTAL	3,737,082
	Federal Home Loan Mortgage Corporation – 3.3%
575,269	Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.593%, 2/15/2018	576,053
4,753,439	Federal Home Loan Mortgage Corp. REMIC 3152 WF, 0.703%, 2/15/2034	4,691,053
5,185,972	Federal Home Loan Mortgage Corp. REMIC 3153 FJ, 0.623%, 5/15/2036	5,113,353
4,840,113	Federal Home Loan Mortgage Corp. REMIC 3542 NF, 0.993%, 7/15/2036	4,812,562
5,804,747	Federal Home Loan Mortgage Corp. REMIC 3556 F, 1.153%, 7/15/2037	5,813,755
3,095,474	Federal Home Loan Mortgage Corp., FE, 0.643%, 7/15/2036	3,058,404
	TOTAL	24,065,180
	Federal National Mortgage Association – 3.3%
6,399,002	Fannie Mae REMIC 2009-69 F, 1.096%, 4/25/2037	6,391,481
4,175,578	Fannie Mae REMIC 2009-63 FB, 0.746%, 8/25/2039	4,111,666
2,600,451	Federal National Mortgage Association REMIC 2002-77 FA, 1.244%, 12/18/2032	2,631,020
5,588,110	Federal National Mortgage Association REMIC 2008-69 FB, 1.246%, 6/25/2037	5,595,898
Annual Shareholder Report
18

$4,870,981		Federal National Mortgage Association REMIC 2009-42 FG, 1.046%, 5/25/2039	4,817,654
		TOTAL	23,547,719
		Non-Agency Mortgage – 1.2%
59,531		Bank of America Mortgage Securities 2003-A, Class 1A1, 5.872%, 2/25/2033	53,780
510,848	[1]	C-BASS ABS LLC Series 1999-3, Class B1, 6.644%, 2/3/2029	137,929
2,188,887		Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036	2,046,107
1,000,891		Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 0.796%, 11/20/2035	70,037
1,347,790		Countrywide Home Loans 2006-OA5, Class 2A3, 0.616%, 4/25/2046	271,669
1,163,151		Crusade Global Trust 2005-1, Class A1, 0.353%, 6/17/2037	1,073,333
831,883		Impac CMB Trust 2004-7, Class 1A2, 1.166%, 11/25/2034	347,934
1,037,066		Impac CMB Trust 2004-9, Class 1A2, 1.126%, 1/25/2035	471,443
4,000,000		Indymac Indx Mortgage Loan Trust 2007-FLX1, Class A4, 0.516%, 2/25/2037	304,579
10,391	[3]	WMALT Mortgage Pass-Through Certificates 2005-AR1, Class B2, 1.446%, 12/25/2035	10
1,986,508		Washington Mutual 2006-AR1, Class 2A1B, 1.971%, 1/25/2046	754,761
2,629,312		Washington Mutual 2006-AR15, Class 1A, 1.741%, 11/25/2046	1,284,978
1,352,866		Washington Mutual 2006-AR17, Class 1A, 1.721%, 12/25/2046	599,599
318,956		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 4.478%, 7/25/2034	272,188
1,079,120		Wells Fargo Mortgage Backed Securities Trust 2004-K, Class 2A5, 4.719%, 7/25/2034	1,066,455
		TOTAL	8,754,802
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $70,699,830)	60,104,783
		Government Agencies – 2.7%
		Federal Home Loan Mortgage Corporation – 2.1%
15,000,000		Federal Home Loan Mortgage Corp., 3.25%, 7/16/2010	15,327,477
		Federal National Mortgage Association – 0.6%
4,000,000		Federal National Mortgage Association, 2.875%, 10/12/2010	4,094,481
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $18,985,749)	19,421,958
		Mutual Funds – 28.4%;4
289,015		Emerging Markets Fixed Income Core Fund	6,771,062
2,007,987		Federated Mortgage Core Portfolio	20,280,670
657,993		Federated Project and Trade Finance Core Fund	6,520,710
3,380,002		High Yield Bond Portfolio	20,415,327
Annual Shareholder Report
19

$150,780,705	[5]	Prime Value Obligations Fund, Institutional Shares, 0.30%	150,780,705
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $200,660,946)	204,768,474
		Repurchase Agreement – 2.1%
15,000,000		Interest in $7,098,000,000 joint repurchase agreement 0.07%, dated 9/30/2009, under which BNP Paribas Securities Corp., will repurchase securities provided as collateral for $7,098,013,802 on 10/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/15/2019 and the market value of those underlying securities was $7,239,974,110. (AT COST)	15,000,000
		TOTAL INVESTMENTS — 100.1% (IDENTIFIED COST $726,591,095)[6]	721,876,508
		OTHER ASSETS AND LIABILITIES - NET — (0.1)%[7]	(356,228)
		TOTAL NET ASSETS — 100%	$721,520,280
Annual Shareholder Report
20

  At September 30, 2009, the Fund had the following outstanding foreign exchange contracts as follows:
Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Depreciation
Contracts Sold:
4/12/2010	188,125 Euros	$265,275	$(9,902)
4/11/2011	3,525,255 Euros	$4,975,545	$(183,562)
UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(193,464)
  Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”
  Note: The categories of investments are shown as a percentage of total net assets at September 30, 2009.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report
21

    The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds*	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Adjustable-Rate Mortgages	$ —	$15,647,838	$ —	$15,647,838
Asset-Backed Securities	—	244,489,414	10,531	244,499,945
Corporate Bonds	—	160,178,932	—	160,178,932
Mortgage-Backed Securities	—	2,254,578	—	2,254,578
Collateralized Mortgage Obligations	—	60,104,773	10	60,104,783
Government Agencies	—	19,421,958	—	19,421,958
Mutual Funds	204,768,474	—	—	204,768,474
Repurchase Agreement	—	15,000,000	—	15,000,000
TOTAL SECURITIES	$204,768,474	$517,097,493	$10,541	$721,876,508
OTHER FINANCIAL INSTRUMENTS**	$ —	$(193,464)	$ —	$(193,464)
*	Emerging Markets Fixed Income Core Fund (EMCORE) is an affiliated limited partnership offered only to registered investment companies and other accredited investors. EMCORE invests primarily in emerging markets fixed-income securities.
**	Other financial instruments include foreign exchange contracts.
    Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Debt Securities
Balance as of October 1, 2008	$58,309
Realized gain/loss	(437,499)
Change in unrealized depreciation	390,992
Net Purchases (Sales)	(1,261)
Balance as of September 30, 2009	$10,541
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at September 30, 2009.	$390,992

  Annual Shareholder Report

  22

    The following acronyms are used throughout this portfolio:
ARM	— Adjustable Rate Mortgage
FNMA	— Federal National Mortgage Association
MTN	— Medium Term Note
NIM	— Net Interest Margin
OPT	— Option
REITs	— Real Estate Investment Trusts
REMIC	— Real Estate Mortgage Investment Conduit
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  23

  Statement of Assets and Liabilities

  September 30, 2009

Assets:
Total investments in securities, at value, including $204,768,474 of investments in affiliated issuers (Note 5) (identified cost $726,591,095)		$721,876,508
Income receivable		2,413,831
Receivable for shares sold		5,661,724
TOTAL ASSETS		729,952,063
Liabilities:
Payable for investments purchased	$6,584,870
Payable for shares redeemed	1,295,988
Payable for foreign exchange contracts	193,464
Bank overdraft	14,722
Income distribution payable	134,904
Payable for Directors'/Trustees' fees	750
Payable for distribution services fee (Note 5)	84,624
Payable for shareholder services fee (Note 5)	31,989
Accrued expenses	90,472
TOTAL LIABILITIES		8,431,783
Net assets for 79,676,726 shares outstanding		$721,520,280
Net Assets Consist of:
Paid-in capital		$824,085,410
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(4,903,890)
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(98,051,746)
Undistributed net investment income		390,506
TOTAL NET ASSETS		$721,520,280
  Annual Shareholder Report
  24

  Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($233,254,865 ÷ 25,756,500 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.06
Offering price per share	$9.06
Redemption proceeds per share	$9.06
Institutional Service Shares:
Net asset value per share ($380,697,032 ÷ 42,042,083 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.06
Offering price per share	$9.06
Redemption proceeds per share	$9.06
Class A Shares:
Net asset value per share ($107,568,383 ÷ 11,878,143 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized	$9.06
Offering price per share (100/98.00 of $9.06)	$9.24
Redemption proceeds per share	$9.06
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  25

  Statement of Operations

  Year Ended September 30, 2009

Investment Income:
Interest (including income on securities loaned of $24,304)		$13,101,164
Dividends received from affiliated issuers (Note 5)		2,932,127
Investment income allocated from affiliated partnership (Note 5)		26,001
TOTAL INCOME		16,059,292
Expenses:
Investment adviser fee (Note 5)	$2,756,109
Administrative personnel and services fee (Note 5)	356,743
Custodian fees	24,719
Transfer and dividend disbursing agent fees and expenses	110,764
Directors'/Trustees' fees	6,134
Auditing fees	24,800
Legal fees	6,048
Portfolio accounting fees	119,260
Distribution services fee — Class A Shares (Note 5)	145,195
Distribution services fee — Institutional Service Shares (Note 5)	584,775
Shareholder services fee — Class A Shares (Note 5)	120,545
Shareholder services fee — Institutional Service Shares (Note 5)	45,344
Account administration fee — Institutional Service Shares	539,431
Share registration costs	105,054
Printing and postage	44,507
Insurance premiums	5,324
Taxes	22,820
Miscellaneous	1,754
TOTAL EXPENSES	5,019,326
  Annual Shareholder Report
  26

  Statement of Operations — continued
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(1,947,435)
Waiver of administrative personnel and services fee	(7,176)
Waiver of distribution services fee — Class A Shares	(100)
Waiver of distribution services fee — Institutional Service Shares	(117,505)
TOTAL WAIVERS AND REIMBURSEMENT		$(2,072,216)
Net expenses			$2,947,110
Net investment income			13,112,182
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized loss on investments (including realized loss of $(553,228) on sale of investments in affiliated issuers (Note 5) and foreign currency transactions)			(1,376,281)
Net realized loss on futures contracts			(23,211)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			17,153,865
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions			15,754,373
Change in net assets resulting from operations			$28,866,555
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  27

  Statement of Changes in Net Assets

Year Ended September 30	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$13,112,182	$14,999,196
Net realized loss on investments, futures contracts, swap contracts and foreign currency transactions	(1,399,492)	(4,902,270)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	17,153,865	(14,919,913)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	28,866,555	(4,822,987)
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(5,568,015)	(9,184,765)
Institutional Service Shares	(5,942,096)	(4,536,515)
Class A Shares	(1,123,322)	(1,467,958)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,633,433)	(15,189,238)
Share Transactions:
Proceeds from sale of shares	500,804,137	315,074,125
Net asset value of shares issued to shareholders in payment of distributions declared	10,968,027	10,427,476
Cost of shares redeemed	(196,942,925)	(275,310,768)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	314,829,239	50,190,833
Change in net assets	331,062,361	30,178,608
Net Assets:
Beginning of period	390,457,919	360,279,311
End of period (including undistributed (distributions in excess of) net investment income of $390,506 and $(2,202), respectively)	$721,520,280	$390,457,919
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  28

  Notes to Financial Statements

  September 30, 2009

  1. ORGANIZATION

  Federated Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Ultrashort Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares and Institutional Service Shares are presented separately. The investment objective of the Fund is to provide total return consistent with current income.

  2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

  Investment Valuation

  In calculating its net asset value (NAV), the Fund generally values investments as follows:

    Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
    Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
    Shares of other mutual funds are valued based upon their reported NAVs.
    Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
    Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
    Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

  Fair Valuation and Significant Events Procedures

  The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market Annual Shareholder Report
  29

  conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

  The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

    With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

  Repurchase Agreements

  It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

  Annual Shareholder Report
  30

  With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

  The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

  Investment Income, Gains and Losses, Expenses and Distributions

  Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

  Premium and Discount Amortization/Paydown Gains and Losses

  All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

  Federal Taxes

  It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended September 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

  Other Taxes

  As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

  Annual Shareholder Report
  31

  When-Issued and Delayed Delivery Transactions

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

  Swap Contracts

  Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

  The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund may enter into interest rate swap contracts to attempt to mitigate this risk. Interest rate swap agreements generally involve the agreement by the Fund to pay the counterparty a fixed or floating interest rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. The Fund's maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent the amount is positive. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

  The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum risk of loss from counterparty credit risk, either as the Annual Shareholder Report
  32

  protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

  Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.

  At September 30, 2009, the Fund had no outstanding swap contracts.

  Futures Contracts

  The Fund purchases and sells financial futures contracts to manage duration, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

  At September 30, 2009, the Fund had no outstanding futures contracts.

  Foreign Exchange Contracts

  The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

  Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

  Foreign Currency Translation

  The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Annual Shareholder Report
  33

  Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

  Securities Lending

  The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

  As of September 30, 2009, the Fund had no outstanding securities on loan.

  Restricted Securities

  Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

  Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at September 30, 2009, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
C-BASS ABS LLC Series 1999-3, Class B1, 6.644%, 2/3/2029	7/9/1999	$418,177	$137,929
KLIO Funding Ltd. 2004-1A, Class A1, 1.022%, 4/23/2039	10/30/2006	$1,456,523	$44,019
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999 - 7/7/2009	$108,887	$10,531
Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	1/26/2007	$2,526,832	$ —
  Annual Shareholder Report
  34

  Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	—	—	Payable for foreign exchange contracts	$193,464

  The Effect of Derivative Instruments on the Statement of Operations for the Year Ended September 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Interest rate contracts	$(23,211)	$ —	$(23,211)
Foreign exchange contracts	$ —	$(59,226)	$(59,226)
TOTAL	$(23,211)	$(59,226)	$(82,437)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(193,464)

  Other

  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  3. CAPITAL STOCK

  The following tables summarize capital stock activity:

Year Ended September 30	2009		2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	10,710,617	$95,373,600	9,702,265	$89,039,167
Shares issued to shareholders in payment of distributions declared	496,013	4,325,667	680,823	6,191,180
Shares redeemed	(6,893,917)	(60,079,085)	(13,804,406)	(125,701,510)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	4,312,713	$39,620,182	(3,421,318)	$(30,471,163)
  Annual Shareholder Report
  35

Year Ended September 30	2009		2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	34,473,545	$303,135,615	23,627,818	$213,064,791
Shares issued to shareholders in payment of distributions declared	644,549	5,645,820	327,569	2,954,972
Shares redeemed	(12,247,800)	(106,964,178)	(13,630,075)	(122,610,609)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	22,870,294	$201,817,257	10,325,312	$93,409,154
Year Ended September 30	2009		2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	11,517,800	$102,294,922	1,431,082	$12,970,167
Shares issued to shareholders in payment of distributions declared	113,526	996,540	140,606	1,281,324
Shares redeemed	(3,376,599)	(29,899,662)	(2,974,843)	(26,998,649)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	8,254,727	$73,391,800	(1,403,155)	$(12,747,158)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	35,437,734	$314,829,239	5,500,839	$50,190,833

  4. FEDERAL TAX INFORMATION

  The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments relating to expiration of capital loss carryforwards and the reclass of foreign exchange gains and losses.

  For the year ended September 30, 2009, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(1,707,402)	$(86,041)	$1,793,443

  Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

  The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2009 and 2008 was as follows:

	2009	2008
Ordinary income	$12,633,433	$15,189,238
  Annual Shareholder Report
  36

  As of September 30, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$449,732
Net unrealized depreciation	$(5,258,744)
Capital loss carryforwards and deferrals	$(97,756,118)

  The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales and partnership income.

  At September 30, 2009, the cost of investments for federal tax purposes was $727,139,413. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $5,262,905. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,098,636 and net unrealized depreciation from investments for those securities having an excess of cost over value of $19,361,541.

  At September 30, 2009, the Fund had a capital loss carryforward of $96,658,720 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$7,077,772
2011	$36,010,762
2012	$14,355,275
2013	$23,192,477
2014	$7,195,870
2015	$2,881,559
2016	$2,623,709
2017	$3,321,296

  Under current tax regulations, capital losses on security transactions and foreign currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of September 30, 2009, for federal income tax purposes, post October losses of $844,708 on capital losses on security transactions and $252,690 on foreign currency losses were deferred to October 1, 2009.

  capital loss carryforwards of $1,707,405 expired during the year ended September 30, 2009.

  Annual Shareholder Report
  37

  5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  Investment Adviser Fee

  Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2009, the Adviser waived $1,871,081 of its fee.

  Administrative Fee

  Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended
  September 30, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $7,176 of its fee.

  Distribution Services Fee

  The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.30%

  Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2009, FSC voluntarily waived $117,605 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2009, FSC retained $564,305 of fees paid by the Fund.

  Annual Shareholder Report
  38

  Sales Charges

  Front-end sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended September 30, 2009, FSC did not retain any sales charges from the sale of Class A Shares.

  Shareholder Services Fee

  The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended September 30, 2009, FSSC received $784 of fees paid by the Fund. For the year ended September 30, 2009, the Fund's Institutional Shares did not incur a shareholder services fee.

  Expense Limitation

  The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares and Class A Shares (after the voluntary waivers and reimbursements) will not exceed 0.35%, 0.80% and 0.90% respectively through the later of (the “Termination Date”): (a) November 30, 2010 or (b) the date of the Fund's next effective prospectus. While the Adviser and its affiliates currently do not anticipate terminating these arrangements prior to the Termination Date, these arrangements may only be terminated prior to the Termination Date with the agreement of the Fund's Board of Directors.

  General

  Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.Annual Shareholder Report
  39

  Transactions with Affiliated Holdings

  Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended September 30, 2009, the Adviser reimbursed $76,354. Transactions with affiliated companies during the year ended September 30, 2009 were as follows:

Affiliates	Balance of Shares Held 9/30/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/2009	Value	Dividend Income/ Allocated Investment Income
Emerging Markets Fixed Income Core Fund	—	289,015	—	289,015	$6,771,062	$26,001
Federated Mortgage Core Portfolio	2,094,421	112,968	199,402	2,007,987	20,280,670	1,119,413
Federated Project and Trade Finance Core Fund	—	657,993	—	657,993	6,520,710	973
High Yield Bond Portfolio	663,920	3,380,002	663,920	3,380,002	20,415,327	1,049,834
Prime Value Obligations Fund, Institutional Shares	47,473,989	394,030,876	290,724,160	150,780,705	150,780,705	761,907
TOTAL OF AFFILIATED TRANSACTIONS	50,232,330	398,470,854	291,587,482	157,115,702	$204,768,474	$2,958,128

  6. Investment TRANSACTIONS

  Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2009, were as follows:

Purchases	$313,191,505
Sales	$154,503,014

  7. LINE OF CREDIT

  The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2009, there were no outstanding loans. During the year ended September 30, 2009, the Fund did not utilize the LOC.

  Annual Shareholder Report
  40

  8. INTERFUND LENDING

  Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of September 30, 2009, there were no outstanding loans. During the year ended September 30, 2009, the program was not utilized.

  9. Legal Proceedings

  Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”) and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG) and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain Funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

  10. Subsequent events

  Management has evaluated subsequent events through November 24, 2009, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

  Annual Shareholder Report
  41

  Report of Independent Registered Public Accounting Firm

  TO THE BOARD OF DIRECTORS OF Federated total return series, inc. AND SHAREHOLDERS OF Federated Ultrashort bond fund:

  We have audited the accompanying statement of assets and liabilities of Federated Ultrashort Bond Fund (the “Fund”), one of the portfolios constituting Federated Total Return Series, Inc., including the portfolio of investments, as of September 30, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Ultrashort Bond Fund, a portfolio of Total Return Series, Inc., at September 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

  Boston, Massachusetts

  November 24, 2009

  Annual Shareholder Report
  42

  Board of Directors and Corporation Officers

  The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Corporation comprised three portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 149 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

  Interested DIRECTORS Background

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 DIRECTOR Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: March 1995	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
  Annual Shareholder Report

  43

  INDEPENDENT DIRECTORS Background

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 DIRECTOR Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Nicholas P. Constantakis Birth Date: September 3, 1939 DIRECTOR Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.
  Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
John F. Cunningham Birth Date: March 5, 1943 DIRECTOR Began serving: April 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
  Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Maureen Lally-Green Birth Date: July 5, 1949 DIRECTOR Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
  Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
  Annual Shareholder Report
  44

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 DIRECTOR Began serving: October 1993	Principal Occupation: Director or Trustee and Chairman of the Board of the Federated Fund Complex.
  Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 DIRECTOR Began serving: April 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
R. James Nicholson Birth Date: February 4, 1938 DIRECTOR Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
  Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Thomas M. O'Neill Birth Date: June 14, 1951 DIRECTOR Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).
  Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
  Annual Shareholder Report
  45

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 DIRECTOR Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
James F. Will Birth Date: October 12, 1938 DIRECTOR Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
  Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

  OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: January 2006	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
  Annual Shareholder Report
  46

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Joseph M. Balestrino is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

  Annual Shareholder Report

  47

  Evaluation and Approval of Advisory Contract - May 2009

  Federated Ultrashort Bond Fund (the “Fund”)

  The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

  In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

  During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

  Annual Shareholder Report
  48

  The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Annual Shareholder Report
  49

  with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

  The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

  The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

  The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Annual Shareholder Report
  50

  reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

  Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

  The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

  The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

  It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

  The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Annual Shareholder Report
  51

  circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

  In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

  The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

  Annual Shareholder Report
  52

  Voting Proxies on Fund Portfolio Securities

  A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

  Quarterly Portfolio Schedule

  The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

  Annual Shareholder Report
  53

  Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

  This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

  Federated Ultrashort Bond Fund
  Federated Investors Funds
  4000 Ericsson Drive
  Warrendale, PA 15086-7561

  Contact us at FederatedInvestors.com
  or call 1-800-341-7400.

  Federated Securities Corp., Distributor

  Cusip 31428Q762

  29291 (11/09)

  Federated is a registered mark of Federated Investors, Inc.
  2009 Federated Investors, Inc.

  Federated Ultrashort Bond Fund

  A Portfolio of Federated Total Return Series, Inc.

  ANNUAL SHAREHOLDER REPORT

  September 30, 2009

  Institutional Shares
  Institutional Service Shares

  FINANCIAL HIGHLIGHTS
  SHAREHOLDER EXPENSE EXAMPLE
  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  PORTFOLIO OF INVESTMENTS SUMMARY TABLE
  PORTFOLIO OF INVESTMENTS
  STATEMENT OF ASSETS AND LIABILITIES
  STATEMENT OF OPERATIONS
  STATEMENT OF CHANGES IN NET ASSETS
  NOTES TO FINANCIAL STATEMENTS
  REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
  BOARD OF DIRECTORS AND CORPORATION OFFICERS

  EVALUATION AND APPROVAL OF ADVISORY CONTRACT
  VOTING PROXIES ON FUND PORTFOLIO SECURITIES
  QUARTERLY PORTFOLIO SCHEDULE

  Financial Highlights - Institutional Shares

  (For a Share Outstanding Throughout Each Period)1

Year Ended September 30	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$8.83	$9.30	$9.36	$9.35	$9.35
Income From Investment Operations:
Net investment income	0.28[2]	0.38[2]	0.45[2]	0.37	0.25
Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency transactions	0.23	(0.47)	(0.06)	0.01	(0.00)[3]
TOTAL FROM INVESTMENT OPERATIONS	0.51	(0.09)	0.39	0.38	0.25
Less Distributions:
Distributions from net investment income	(0.28)	(0.38)	(0.45)	(0.37)	(0.25)
Net Asset Value, End of Period	$9.06	$8.83	$9.30	$9.36	$9.35
Total Return[4]	5.93%	(1.03)%	4.20%	4.13%	2.98%
Ratios to Average Net Assets:
Net expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	3.22%	4.13%	4.80%	3.85%	2.92%
Expense waiver/reimbursement[5]	0.43%	0.44%	0.43%	0.61%	0.65%
Supplemental Data:
Net assets, end of period (000 omitted)	$233,255	$189,261	$231,255	$234,322	$483,191
Portfolio turnover	41%	64%	32%	15%	26%
1	On December 5, 2005, the Fund effected a one for five reverse share split. As a result of the reverse share split: (1) the number of outstanding Shares of the Fund decreased by a factor of five; and (2) since the Fund's total number of Shares decreased, the net asset value per Fund Share (NAV/Share) increased. The reverse share split did not affect the value of the Fund's net assets or each shareholder's proportional ownership interest in those assets. Per share data has been revised for all years presented, where applicable.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report

  Financial Highlights - Institutional Service Shares

  (For a Share Outstanding Throughout Each Period)1

Year EndedSeptember 30	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$8.83	$9.30	$9.36	$9.35	$9.35
Income From Investment Operations:
Net investment income	0.23[2]	0.31[2]	0.41[2]	0.33	0.25
Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency transactions	0.24	(0.44)	(0.06)	0.01	(0.00)[3]
TOTAL FROM INVESTMENT OPERATIONS	0.47	(0.13)	0.35	0.34	0.25
Less Distributions:
Distributions from net investment income	(0.24)	(0.34)	(0.41)	(0.33)	(0.25)
Net Asset Value, End of Period	$9.06	$8.83	$9.30	$9.36	$9.35
Total Return[4]	5.45%	(1.46)%	3.75%	3.71%[5]	2.53%
Ratios to Average Net Assets:
Net expenses	0.80%	0.79%	0.79%	0.76%	0.79%
Net investment income	2.65%	3.46%	4.33%	3.52%	2.46%
Expense waiver/reimbursement[6]	0.48%	0.49%	0.48%	0.52%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$380,697	$169,217	$82,276	$121,713	$166,817
Portfolio turnover	41%	64%	32%	15%	26%
1	On December 5, 2005, the Fund effected a one for five reverse share split. As a result of the reverse share split: (1) the number of outstanding Shares of the Fund decreased by a factor of five; and (2) since the Fund's total number of Shares decreased, the net asset value per Fund Share (NAV/Share) increased. The reverse share split did not affect the value of the Fund's net assets or each shareholder's proportional ownership interest in those assets. Per share data has been revised for all years presented, where applicable.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
5	During the year, the Fund was reimbursed by the shareholder services provider, which had an impact of 0.03% on the total return.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report

  Shareholder Expense Example (unaudited)

  As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2009 to September 30, 2009.

  ACTUAL EXPENSES

  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

  HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Annual Shareholder Report

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 4/1/2009	Ending Account Value 9/30/2009	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,066.20	$1.81
Institutional Service Shares	$1,000	$1,063.80	$4.14
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.31	$1.78
Institutional Service Shares	$1,000	$1,021.06	$4.05
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.35%
Institutional Service Shares	0.80%
  Annual Shareholder Report

  Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

  Management's Discussion of Fund
  Performance (unaudited)

  The Fund's total return, based on net asset value, for the 12-month reporting period was 5.93% for the Institutional Shares and 5.45% for the Institutional Service Shares. By comparison, for the same period, the Merrill Lynch 1-Year Treasury Note Index (ML1T),1 a broad-based market index tracking one-year U.S. government securities, returned 2.34%, while the average nine-month London Interbank Offered Rate (LIBOR)2 was 1.84%. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the ML1T.

  During the period, the most significant factors affecting the Fund's performance were: (1) the effective duration of its portfolio (which indicated the portfolio's sensitivity to changes in interest rates);3 (2) the allocation of the portfolio among securities of similar types of issuers (referred to as “sectors”); and (3) the selection of individual securities within each sector.

  For purposes of the following, the discussion will focus on the performance of the Fund's Institutional Shares.

1	The ML1T is an index tracking 1-Year U.S. government securities. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. The index is unmanaged, and it is not possible to invest directly in an index.
2	LIBOR is the rate banks charge each other on short-term money. The average periodic rate on nine-month LIBOR is calculated as the average of all daily nine-month LIBOR settings during the period under review, adjusted to the length of the period. Note that this figure does not represent actual return on an investment made in an instrument having a rate equal to nine-month LIBOR on the initial day of the period under review and reinvested at the end of nine months (again at a rate equal to the then-prevailing nine-month LIBOR rate) for a further three-month period.
3	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations. Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
  Annual Shareholder Report

  Market Overview

  The Fund's fiscal year might be characterized as the story of a storm and its aftermath. The fourth calendar quarter of 2008 was perhaps the darkest time in the recent history of financial markets. Government intervention of massive proportion prevented a collapse of the global financial system. The situation remained highly tenuous into the second fiscal quarter, as markets nearly retraced their 2008 lows in March. In the second half of the Fund's fiscal year however, the clouds finally began to part. Market participants realized the enormous amounts of liquidity and fiscal support applied to the global economy had likely prevented a financial collapse. From there, credit markets began to recover, and by the end of the reporting period a rally of almost unprecedented scale had taken place. Spreads tightened substantially, and issuance markets unlocked. The Fund's performance reflected the rally, with significant outperformance of its benchmarks. Current portfolio positioning however, reflects the belief that the economy remains fragile, and consumer activity, which represents approximately 70% of U.S. Gross Domestic Product (GDP), is still muted.

  Duration

  Fund duration averaged more than that of an investment in the benchmark throughout the period under review, as Fund management believed that a weakening economy and financial uncertainty would portend lower Treasury yields. As the effects of government intervention were felt, duration was maintained, though corporate and securitized products replaced much of the government exposure which had been accumulated during the financial dislocation. The belief was that while interest rates were not likely to fall much further, they were also not likely to rise much in the near term, thus allowing for the maintenance of a longer duration profile. Period-end Fund duration stood at 0.90 years, as management believed the risk of a significant rise in short rates remains low, at least for the initial portion of the coming fiscal year.

  Annual Shareholder Report

  Sector Allocation

  As the Fund's comparative benchmark has no sector diversification, one can speak of sector allocations and performance in the absolute sense or relative to each other, but not relative to the benchmark. In general, credit spread products performed well over the period and contributed positively to the Fund's total return. The 31% of the Fund allocated to non-mortgage asset-backed securities (predominantly asset backed securities (“ABS”)4 backed by auto and credit card receivables) performed very well, with spreads tightening by literally hundreds of basis points during the course of the Fund's fiscal year. At period end, the Fund's 34% total allocation to ABS (i.e., inclusive of mortgage backed ABS) remained its largest single sector allocation. Short duration corporate securities (approximately 27% of assets at period end) also performed very well and clearly added value to the portfolio. Though the Fund, under normal circumstances, holds little Treasury and agency exposure, at the beginning of the period a position of 7% was maintained. This was reduced during the period however, mostly in favor of a larger corporate allocation. Agency exposure ended the fiscal year at 3% of assets; Treasury exposure was zero. Holdings of agency mortgage-backed securities (MBS), which were maintained in the mid-teens during the period (14% at period-end), helped support performance as this sector benefited from the $1.25 trillion agency MBS purchase program initiated by the U.S. Federal Reserve. The only area where there was not a distinct advantage to owning credit was in non-agency mortgage-backed securities (1% of assets at September 30, 2009), where increasing values late in the period did not offset precipitous price declines suffered in late 2008. The home equity ABS sub-sector of the portfolio (3% of Fund assets at September 30, 2009) fared reasonably well because Fund management chose to own only creditworthy securities where cash flows were being received immediately.

  Security Selection

  Several securities contributed to the Fund's performance, the greatest of which were Hyundai Auto Receivables Trust 2006-B A4 (16 basis points), a Capital One Financial note due 2011 (12 basis points) and a Morgan Stanley note due 2010 (11 basis points). Detracting from the Fund's performance were Indymac 2007-FLX1 A4, KLIO 2004-1 A1 and MASTR 2003-8 3A2 (50 basis points in the aggregate). No other holdings detracted from the Fund's performance in excess of 10 basis points.

4	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
  Annual Shareholder Report

  GROWTH OF A $10,000 INVESTMENT - INSTITUTIONAL SHARES

  The graph below illustrates the hypothetical investment of $10,0001 in Federated Ultrashort Bond Fund (Institutional Shares) from February 22, 2000 (start of performance) to September 30, 2009, compared to the Merrill Lynch 1-Year Treasury Note Index (ML1T).2

Average Annual Total Returns for the Period Ended 9/30/2009
1 Year	5.93%
5 Years	3.21%
Start of Performance (2/22/2000)	3.47%

  Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1T has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The ML1T is an index tracking 1-Year U.S. government securities. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. The ML1T is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
  Annual Shareholder Report

  GROWTH OF A $10,000 INVESTMENT - INSTITUTIONAL SERVICE SHARES

  The graph below illustrates the hypothetical investment of $10,0001 in Federated Ultrashort Bond Fund (Institutional Service Shares) from September 30, 1999 to September 30, 2009, compared to the Merrill Lynch 1-Year Treasury Note Index (ML1T).2

Average Annual Total Returns for the Period Ended 9/30/2009
1 Year	5.45%
5 Years	2.77%
10 Years	3.07%

  Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1T has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The ML1T is an index tracking 1-Year U.S. government securities. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. The ML1T is not adjusted to reflect sales loads, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
  Annual Shareholder Report

  Portfolio of Investments Summary Table (unaudited)

  At September 30, 2009, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets[2]
Asset-Backed Securities	33.9%
Corporate Debt Securities	25.5%
Collateralized Mortgage Obligations	8.6%
Mortgage-Backed Securities[3]	5.2%
U.S. Treasury and Agency Securities[4]	3.4%
Derivative Contracts[5,6]	(0.0)%
Cash Equivalents[7]	23.8%
Other Assets and Liabilities — Net[8]	(0.4)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, mortgage-backed securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate, mortgage-backed securities.
4	For purposes of this table, U.S. Treasury and Agency Securities do not include mortgage-backed securities guaranteed by GSEs.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
6	Represents less than 0.1%.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. Also includes pro rata share of net assets owned by affiliated investment companies.
  Annual Shareholder Report

  Portfolio of Investments

  September 30, 2009

Principal Amount or Shares		Value
	Adjustable Rate Mortgages – 2.2%
	Federal National Mortgage Association – 2.2%
$918,766	FNMA ARM 556379, 2.301%, 5/01/2040	920,548
4,156,869	FNMA ARM 544872, 3.520%, 7/01/2034	4,315,453
4,484,823	FNMA ARM 618128, 2.849%, 8/01/2033	4,596,674
5,694,329	FNMA ARM 544848, 3.190%, 4/01/2030	5,815,163
	TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $15,468,012)	15,647,838
	Asset-Backed Securities – 33.9%
	Auto Receivables – 16.4%
4,333,970	Americredit Automobile Receivables Trust 2005-BM, Class A4, 0.334%, 5/6/2012	4,248,626
3,624,266	Americredit Automobile Receivables Trust 2005-CF, Class A4, 4.63%, 6/6/2012	3,657,843
2,736,859	Americredit Automobile Receivables Trust 2005-DA, Class A4, 5.02%, 11/6/2012	2,760,573
382,204	Americredit Automobile Receivables Trust 2007-AX, Class A3, 5.19%, 11/6/2011	382,068
7,000,000	Americredit Automobile Receivables Trust 2007-AX, Class A4, 0.294%, 10/6/2013	6,733,359
812,775	Americredit Automobile Receivables Trust 2007-BF, Class A3A, 5.16%, 4/6/2012	822,236
5,750,000	Americredit Automobile Receivables Trust 2007-CM, Class A4B, 0.334%, 4/7/2014	5,239,097
2,460,000	Americredit Prime Automobile Receivables Trust 2007-1, Class B, 5.35%, 9/9/2013	2,539,073
3,000,000	BMW Floorplan Master Owner Trust, Class A, 1.000%, 9/17/2014	3,000,000
1,078,190	BMW Vehicle Lease Trust 2007-1, Class A3B, 0.4834%, 8/15/2013	1,077,710
6,500,000	BMW Vehicle Lease Trust 2009-1, Class A3, 2.91%, 3/15/2012	6,632,567
3,792,612	Capital One Auto Finance Trust 2005-C, Class A4A, 4.71%, 6/15/2012	3,859,419
3,649,248	Capital One Auto Finance Trust 2005-C, Class A4B, 0.283%, 6/15/2012	3,606,825
2,095,434	Capital One Auto Finance Trust 2006-A, Class A4, 0.253%, 12/15/2012	2,068,544
3,632,563	Capital One Auto Finance Trust 2007-B, Class A3A, 5.03%, 4/15/2012	3,642,892
5,548,293	Capital One Auto Finance Trust 2007-C, Class A3B, 0.753%, 4/16/2012	5,489,720
1,445,721	Carmax Auto Owner Trust 2007-3, Class A3B, 0.643%, 12/15/2011	1,445,228
271,358	Fifth Third Auto Trust 2008-1, Class A2B, 1.493%, 2/15/2011	271,642
  Annual Shareholder Report

$1,027,018		Harley-Davidson Motorcycle Trust 2007-3, Class A3, 0.593%, 6/15/2012	1,018,523
200,005		Harley-Davidson Motorcycle Trust 2006-3, Class A3, 5.24%, 1/15/2012	201,245
2,069,000		Harley-Davidson Motorcycle Trust 2006-3, Class A4, 5.22%, 6/15/2013	2,118,266
4,250,000		Harley-Davidson Motorcycle Trust 2009-2, Class A3, 2.62%, 3/15/2014	4,302,130
3,583,206		Household Automotive Trust 2007-1, Class A3, 5.30%, 11/17/2011	3,650,997
4,750,000	[1,2]	Huntington Auto Trust 2008-1, Class A3B, 1.743%, 4/16/2012	4,791,343
6,000,000		Hyundai Auto Receivables Trust 2006-B, Class A4, 5.15%, 5/15/2013	6,273,935
934,037		Hyundai Auto Receivables Trust 2006-B, Class B, 5.19%, 5/15/2013	970,654
2,360,272		Hyundai Auto Receivables Trust 2006-B, Class C, 5.25%, 5/15/2013	2,290,939
714,302		Hyundai Auto Receivables Trust 2008-A, Class A2, 4.16%, 5/16/2011	720,047
3,000,000		Hyundai Auto Receivables Trust 2008-A, Class A3, 4.93%, 12/17/2012	3,080,119
1,850,000	[3]	Mercedes Benz Auto Receivables Trust 2009-1, Class A3, 1.67%, 1/15/2014	1,849,954
2,580,003		Navistar Financial Corp. Owner Trust 2005-A, Class A4, 4.43%, 1/15/2014	2,597,022
4,000,000		Nissan Auto Lease Trust 2009-A, Class A3, 2.92%, 12/15/2011	4,042,500
1,764,485		Nissan Auto Receivables Owner Trust 2008-A, Class A3, 3.89%, 8/15/2011	1,789,686
2,000,000		Superior Wholesale Inventory Financing Trust 2007-AE1, Class B, 0.543%, 1/15/2012	1,931,678
4,250,000		USAA Auto Owner Trust 2008-2, Class A3, 4.64%, 10/15/2012	4,371,825
2,000,000		USAA Auto Owner Trust 2009-1, Class A3, 3.02%, 6/17/2013	2,047,413
3,000,000		USAA Auto Owner Trust 2009-1, Class A4, 4.77%, 9/15/2014	3,155,692
1,072,247		USAA Auto Owner Trust 2008-3, Class A2, 3.58%, 3/15/2011	1,077,921
2,000,000		Volkswagen Auto Loan Enhanced Trust 2008-1, Class A3, 4.50%, 7/20/2012	2,045,028
3,500,000	[1,2]	Wachovia Auto Loan Owner Trust 2006-1, Class B, 5.15%, 7/20/2012	3,503,317
417,705		Wachovia Auto Loan Owner Trust 2008-1, Class A2B, 1.096%, 3/21/2011	418,088
3,000,000		World Omni Automobile Receivables Trust 2008-A, Class A3B, 1.543%, 10/15/2012	3,037,563
		TOTAL	118,763,307
		Credit Card – 13.1%
1,945,000		American Express Credit Account Master Trust 2005-5A, Class A, 0.283%, 2/15/2013	1,938,529
6,250,000	[1,2]	American Express Credit Account Master Trust 2006-B, Class B, 0.393%, 8/15/2013	6,029,751
  Annual Shareholder Report

$3,500,000		American Express Credit Account Master Trust 2007-6, Class B, 0.343%, 1/15/2013	3,432,369
3,000,000	[1,2]	American Express Credit Account Master Trust 2007-6, Class C, 0.633%, 1/15/2013	2,949,268
2,900,000		American Express Credit Account Master Trust 2008-3 A, Class A, 1.193%, 8/15/2012	2,905,562
1,775,000		American Express Credit Account Master Trust, 2005-1, Class B, 0.363%, 10/15/2012	1,753,440
1,200,000		American Express Issuance Trust 2007-1 B, 9/15/2011, Class B, 0.793%, 9/15/2011	1,166,312
4,000,000		Bank of America Credit Card Trust 2008-A9, 7/16/2012, Class A9, 4.07%, 7/16/2012	4,048,407
8,520,000		Bank of America Credit Card Trust 2007-B1, 6/15/2012, Class B1, 0.333%, 6/15/2012	8,456,001
275,000		Bank of America Credit Card Trust 2007-B4, 9/15/2012, Class B4, 0.333%, 9/15/2012	270,970
7,832,000		Bank of America Credit Card Trust 2007-B5, 3/15/2012, Class B5, 0.843%, 3/15/2012	7,831,669
500,000		Bank of America Credit Card Trust 2007-A8, Class A8, 5.59%, 11/17/2014	538,749
4,000,000		Bank of America Credit Card Trust 2007-C1, Class C1, 0.533%, 6/15/2014	3,655,454
3,000,000		Capital One Multi Asset Execution Trust 2007-B3, Class B3, 5.05%, 3/15/2013	3,034,629
4,605,000		Capital One Multi-Asset Execution Trust 2003-B5, Class B5, 4.79%, 8/15/2013	4,660,792
1,100,000		Chase Issuance Trust 2008-A7, Class A7, 0.893%, 11/15/2011	1,101,071
6,000,000		Chase Issuance Trust 2006-B2, Class B2, 0.343%, 10/15/2012	5,880,726
4,000,000		Chase Issuance Trust 2009-A3, Class A3, 2.40%, 6/17/2013	4,062,896
2,475,000		Chase Issuance Trust 2005-C1, Class C1, 0.613%, 11/15/2012	2,433,561
3,500,000		Citibank Credit Card Issuance Trust 2001-A4, Class A4, 5.375%, 4/10/2013	5,029,489
5,000,000		Citibank Credit Card Issuance Trust 2004-A7, Class A7, 0.497%, 11/25/2013	4,950,174
5,000,000		Citibank Credit Card Issuance Trust 2004-B2, Class B2, 0.574%, 10/7/2013	4,743,617
2,255,000		Citibank Credit Card Issuance Trust 2007-B2, Class B2, 5.00%, 4/2/2012	2,277,066
2,640,000		Citibank Credit Card Issuance Trust 2007-B6, Class B6, 5.00%, 11/8/2012	2,678,335
1,600,000		MBNA Credit Card Master Note Trust 2003-C1, Class C1, 1.943%, 6/15/2012	1,590,836
  Annual Shareholder Report

$6,000,000		National City Credit Card Master Trust 2005-1, Class A, 0.293%, 8/15/2012	5,952,210
1,000,000		National City Credit Card Master Trust 2005-1, Class B, 0.433%, 8/15/2012	951,766
		TOTAL	94,323,649
		Equipment Lease – 0.3%
2,000,000		CNH Equipment Trust 2008-B, Class A4B, 2.143%, 11/17/2014	1,996,594
		Home Equity Loan – 3.4%
2,500,000		Asset Backed Funding Certificate 2005-OPT1, Class A2C, 0.60625%, 7/25/2035	1,719,896
1,797,976		Chase Funding Mortgage Loan Asset-Backed Certificates 2003-5, Class 1A4, 4.396%, 2/25/2030	1,700,969
538,985		Citifinancial Mortgage Securities, Inc. Series 2003-4, Class AF4, 4.427%, 10/25/2033	475,784
529,746		Citigroup Mortgage Loan Trust Inc. 2006-WFH3, Class A2, 0.346%, 10/25/2036	507,054
178,628		Countrywide Asset Backed Certificates 2004-4, Class A, 0.616%, 8/25/2034	150,035
952,250		Fifth Third Home Equity Loan Trust 2003-1, Class A, 0.496%, 9/20/2023	487,682
304,240		JPMorgan Mortgage Acquisition Corp. 2006-CH1, Class A2, 0.296%, 7/25/2036	295,711
429,190		Lehman XS Trust 2005-8, Class 2A1A, 0.446%, 12/25/2035	396,289
1,000,000		Morgan Stanley ABS Capital I 2004-OP1, Class M3, 0.926%, 11/25/2034	594,433
1,688,490		Morgan Stanley Capital Inc. 2006-NC4, Class A2B, 0.336%, 6/25/2036	1,587,836
109,416	[1,3]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	10,531
161,745		Option One Mortgage Loan Trust 2005-1, Class A1B, 0.576%, 2/25/2035	129,422
1,031,489		Popular ABS Mortgage Pass-Through Trust 2005-3, Class AF3, 4.437%, 7/25/2035	994,152
1,457,200		Popular ABS Mortgage Pass-Through Trust 2006-D, Class A1, 0.306%, 11/25/2046	1,419,807
1,386,957	[1,2]	Quest Trust 2004 — X1, Class A, 0.576%, 3/25/2034	989,877
646,486		Residential Asset Securities Corp. 2005-KS11, Class AI3, 0.446%, 12/25/2035	551,875
175,182		Residential Asset Securities Corporation 2003-KS6, Class A2, 0.846%, 8/25/2033	139,384
4,120,627		Structured Asset Securities Corp. 2006-WF1, Class A4, 0.416%, 2/25/2036	3,774,379
2,532,132	[1,3]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	0
  Annual Shareholder Report

$9,047,893		Wells Fargo Home Equity Trust, 2006-1, Class A3, 0.396%, 5/25/2036	8,405,538
		TOTAL	24,330,654
		Manufactured Housing – 0.4%
623,432		Green Tree Financial Corp. 1996-3, Class A5, 7.35%, 5/15/2027	621,660
2,454,443		Green Tree Financial Corp. 1996-5, Class A6, 7.75%, 7/15/2027	2,338,724
75,171		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	67,832
		TOTAL	3,028,216
		Other – 0.3%
579,155		Caterpillar Financial Asset Trust 2008-A A2B, 12/27/2010, Class A2B, 1.396%, 12/27/2010	579,418
1,493,842	[3]	Green Tree Recreational Equipment & Consumer Trust Series 2008-REC1, Class A1, 9.50%, 3/25/2025	1,434,088
1,447,979	[1]	KLIO Funding Ltd. 2004-1A, Class A1, 1.022%, 4/23/2039	44,019
		TOTAL	2,057,525
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $248,344,341)	244,499,945
		CORPORATE BONDS – 22.2%
		Basic Industry@0018Chemicals – 0.5%
2,000,000		Dow Chemical Co., Sr. Unsecd. Note, 4.85%, 8/15/2012	2,081,518
1,500,000		Praxair, Inc., Note, 4.375%, 3/31/2014	1,611,122
		TOTAL	3,692,640
		Capital Goods@0018Aerospace & Defense – 0.7%
1,200,000	[1,2]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	1,215,585
2,000,000		General Dynamics Corp., Sr. Note, 4.50%, 8/15/2010	2,074,039
1,500,000		Raytheon Co., Note, 4.85%, 1/15/2011	1,564,498
		TOTAL	4,854,122
		Capital Goods@0018Diversified Manufacturing – 1.3%
6,500,000		General Electric Co., Floating Rate Note, 0.613%, 11/1/2012	6,145,770
1,500,000		Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/2014	1,778,805
1,500,000		Tyco Electronics Group SA, Company Guarantee, 6.00%, 10/1/2012	1,588,320
		TOTAL	9,512,895
		Communications@0018Media & Cable – 0.7%
2,000,000		Comcast Corp., Company Guarantee, 5.85%, 1/15/2010	2,031,439
1,750,000	[1,2]	Cox Enterprises, Inc., Unsecd. Note, 7.875%, 9/15/2010	1,831,244
1,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.40%, 7/2/2012	1,069,065
		TOTAL	4,931,748
  Annual Shareholder Report

		Communications@0018Media Noncable – 1.0%
$2,000,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	2,336,091
4,750,000		Reed Elsevier, Inc., Floating Rate Note, 0.629%, 6/15/2010	4,744,749
		TOTAL	7,080,840
		Communications@0018Telecom Wireless – 0.8%
1,750,000	[1,2]	Verizon Wireless Capital LLC, 5.55%, 2/1/2014	1,893,038
1,500,000	[1,2]	Verizon Wireless Capital LLC, Note, 3.75%, 5/20/2011	1,550,709
2,000,000		Vodafone Group PLC, 5.35%, 2/27/2012	2,142,476
		TOTAL	5,586,223
		Communications@0018Telecom Wirelines – 1.2%
1,500,000		AT&T Corp., Sr. Note, 7.30%, 11/15/2011	1,670,022
2,000,000		Rogers Communications, Inc., 5.50%, 3/15/2014	2,138,800
2,290,000		Telecom Italia Capital, Note, 0.963%, 2/1/2011	2,266,464
1,500,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	1,634,952
750,000		Verizon Global Funding, Note, 7.25%, 12/1/2010	799,158
		TOTAL	8,509,396
		Consumer Cyclical@0018Automotive – 0.3%
2,000,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 5.875%, 3/15/2011	2,076,839
		Consumer Cyclical@0018Entertainment – 0.5%
1,500,000		Time Warner, Inc., Floating Rate Note, 0.684%, 11/13/2009	1,501,951
1,500,000		Walt Disney Co., Note, 5.70%, 7/15/2011	1,617,839
500,000		Walt Disney Co., Note, 6.375%, 3/1/2012	553,472
		TOTAL	3,673,262
		Consumer Cyclical@0018Retailers – 0.7%
1,500,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	1,611,630
1,500,000		Costco Wholesale Corp., 5.30%, 3/15/2012	1,629,458
1,500,000		Wal-Mart Stores, Inc., Unsecd. Note, 4.125%, 2/15/2011	1,569,116
		TOTAL	4,810,204
		Consumer Non-Cyclical@0018Food/Beverage – 2.0%
1,500,000	[1,2]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	1,692,906
1,450,000		Diageo Finance BV, Company Guarantee, 3.875%, 4/1/2011	1,501,042
1,500,000		General Mills, Inc., 5.65%, 9/10/2012	1,639,862
2,500,000		Kellogg Co., 4.25%, 3/6/2013	2,649,824
1,275,000		Kraft Foods, Inc., 5.625%, 11/1/2011	1,364,391
2,000,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	2,176,162
1,500,000		PepsiCo, Inc., Sr. Unsecd. Note, 3.75%, 3/1/2014	1,565,454
  Annual Shareholder Report

$1,500,000	[1,2]	SABMiller PLC, Note, 6.20%, 7/1/2011	1,608,180
		TOTAL	14,197,821
		Consumer Non-Cyclical@0018Health Care – 0.2%
1,095,000		Covidien International Finance SA, 5.45%, 10/15/2012	1,192,452
		Consumer Non-Cyclical@0018Pharmaceuticals – 0.5%
1,500,000		Eli Lilly & Co., 4.20%, 3/6/2014	1,588,431
1,750,000		Pfizer, Inc., Sr. Unsecd. Note, 4.45%, 3/15/2012	1,859,526
		TOTAL	3,447,957
		Consumer Non-Cyclical@0018Products – 0.5%
950,000		Philips Electronics NV, 4.625%, 3/11/2013	1,002,040
1,500,000		Procter & Gamble Co., 4.60%, 1/15/2014	1,616,737
1,000,000		Procter & Gamble International Funding SCA, Company Guarantee, 1.35%, 8/26/2011	1,005,744
		TOTAL	3,624,521
		Consumer Non-Cyclical@0018Supermarkets – 0.2%
1,500,000		Kroger Co., 5.00%, 4/15/2013	1,584,114
		Energy@0018Independent – 0.2%
1,500,000		Devon Financing Corp., 6.875%, 9/30/2011	1,635,064
		Energy@0018Integrated – 0.5%
1,000,000	[3]	Enel Finance International SA, 3.875%, 10/7/2014	997,300
1,500,000		ConocoPhillips, Mtg. Note, 4.75%, 2/1/2014	1,623,793
1,111,250	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	1,150,111
		TOTAL	3,771,204
		Energy@0018Refining – 0.4%
2,500,000		Valero Energy Corp., 6.875%, 4/15/2012	2,696,666
		Financial Institution@0018Banking – 3.5%
750,000		Bank of America Corp., 4.25%, 10/1/2010	770,750
1,700,000		Bank of America Corp., Unsecd. Note, 7.80%, 2/15/2010	1,742,066
1,500,000	[1,2]	Barclays Bank plc, 7.375%, 6/15/2049	1,236,218
3,000,000		Capital One Financial Corp., Sr. Note, Series MTN, 5.70%, 9/15/2011	3,146,350
1,000,000		Citigroup, Inc., 5.50%, 4/11/2013	1,025,622
1,500,000		Goldman Sachs Group, Inc., 5.30%, 2/14/2012	1,597,108
1,500,000		Household Finance Corp., 7.00%, 5/15/2012	1,624,823
4,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.60%, 6/1/2011	4,254,497
2,000,000		Morgan Stanley, Note, 4.00%, 1/15/2010	2,020,347
2,000,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	2,079,351
  Annual Shareholder Report

$6,000,000		US Bancorp, Sr. Note, Series MTN, 2.125%, 2/15/2013	5,989,337
		TOTAL	25,486,469
		Financial Institution@0018Finance Noncaptive – 0.6%
2,250,000		American Express Credit Corp., 5.875%, 5/2/2013	2,393,281
2,000,000		General Electric Capital Corp., Floating Rate Note, 0.645%, 4/10/2012	1,916,958
		TOTAL	4,310,239
		Financial Institution@0018Insurance@0018Health – 0.5%
3,250,000		Anthem, Inc., 6.80%, 8/1/2012	3,550,952
		Financial Institution@0018Insurance@0018Life – 1.0%
3,500,000	[1,2]	Metropolitan Life Global Funding I, 4.625%, 8/19/2010	3,573,880
1,500,000		Prudential Financial, Inc., 5.15%, 1/15/2013	1,555,276
1,700,000		Prudential Financial, Inc., Sr. Unsecd. Note, 3.625%, 9/17/2012	1,709,101
		TOTAL	6,838,257
		Financial Institution@0018Insurance@0018P&C – 0.4%
1,250,000		The Travelers Cos., Inc., Sr. Unsecd. Note, Series MTN, 5.375%, 6/15/2012	1,336,943
2,000,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	1,810,000
		TOTAL	3,146,943
		Financial Institution@0018REITs – 0.4%
3,150,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2014	3,205,778
		Technology – 1.2%
1,300,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	1,374,657
2,000,000		Hewlett-Packard Co., 4.25%, 2/24/2012	2,115,888
2,000,000		Hewlett-Packard Co., Note, 6.50%, 7/1/2012	2,238,809
3,000,000		Oracle Corp., Sr. Unsecd. Note, Series WI, 5.00%, 1/15/2011	3,150,327
		TOTAL	8,879,681
		Utility@0018Electric – 2.3%
1,500,000		Commonwealth Edison Co., 4.74%, 8/15/2010	1,541,346
1,500,000		Consolidated Edison Co., Deb., 4.875%, 2/1/2013	1,576,413
3,000,000		Dominion Resources, Inc., 5.125%, 12/15/2009	3,031,192
1,500,000	[1,2]	Electricite De France, 5.50%, 1/26/2014	1,650,715
2,500,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 3.15%, 7/15/2012	2,533,996
1,750,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 2.625%, 9/16/2012	1,764,467
2,000,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 4.375%, 10/1/2010	2,077,655
  Annual Shareholder Report

$2,500,000	PPL Energy Supply LLC, Sr. Unsecd. Note, 6.30%, 7/15/2013	2,674,361
	TOTAL	16,850,145
	Wireless Communications – 0.1%
1,000,000	Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012	1,032,500
	TOTAL CORPORATE BONDS (IDENTIFIED COST $155,246,852)	160,178,932
	Mortgage-Backed Securities – 0.3%
	Federal National Mortgage Association – 0.3%
705,407	Federal National Mortgage Association, Pool 456622, 5.50%, 1/1/2014	747,646
1,397,608	Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	1,506,932
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,185,365)	2,254,578
	Collateralized Mortgage Obligations – 8.3%
	Commercial Mortgage – 0.5%
1,248,641	Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A1, 5.171%, 11/15/2044	1,265,806
2,500,000	Morgan Stanley Capital, Inc. 2007-T27, Class A2, 5.650%, 6/13/2042	2,471,276
	TOTAL	3,737,082
	Federal Home Loan Mortgage Corporation – 3.3%
575,269	Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.593%, 2/15/2018	576,053
4,753,439	Federal Home Loan Mortgage Corp. REMIC 3152 WF, 0.703%, 2/15/2034	4,691,053
5,185,972	Federal Home Loan Mortgage Corp. REMIC 3153 FJ, 0.623%, 5/15/2036	5,113,353
4,840,113	Federal Home Loan Mortgage Corp. REMIC 3542 NF, 0.993%, 7/15/2036	4,812,562
5,804,747	Federal Home Loan Mortgage Corp. REMIC 3556 F, 1.153%, 7/15/2037	5,813,755
3,095,474	Federal Home Loan Mortgage Corp., FE, 0.643%, 7/15/2036	3,058,404
	TOTAL	24,065,180
	Federal National Mortgage Association – 3.3%
6,399,002	Fannie Mae REMIC 2009-69 F, 1.096%, 4/25/2037	6,391,481
4,175,578	Fannie Mae REMIC 2009-63 FB, 0.746%, 8/25/2039	4,111,666
2,600,451	Federal National Mortgage Association REMIC 2002-77 FA, 1.244%, 12/18/2032	2,631,020
5,588,110	Federal National Mortgage Association REMIC 2008-69 FB, 1.246%, 6/25/2037	5,595,898
  Annual Shareholder Report

$4,870,981		Federal National Mortgage Association REMIC 2009-42 FG, 1.046%, 5/25/2039	4,817,654
		TOTAL	23,547,719
		Non-Agency Mortgage – 1.2%
59,531		Bank of America Mortgage Securities 2003-A, Class 1A1, 5.872%, 2/25/2033	53,780
510,848	[1]	C-BASS ABS LLC Series 1999-3, Class B1, 6.644%, 2/3/2029	137,929
2,188,887		Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036	2,046,107
1,000,891		Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 0.796%, 11/20/2035	70,037
1,347,790		Countrywide Home Loans 2006-OA5, Class 2A3, 0.616%, 4/25/2046	271,669
1,163,151		Crusade Global Trust 2005-1, Class A1, 0.353%, 6/17/2037	1,073,333
831,883		Impac CMB Trust 2004-7, Class 1A2, 1.166%, 11/25/2034	347,934
1,037,066		Impac CMB Trust 2004-9, Class 1A2, 1.126%, 1/25/2035	471,443
4,000,000		Indymac Indx Mortgage Loan Trust 2007-FLX1, Class A4, 0.516%, 2/25/2037	304,579
10,391	[3]	WMALT Mortgage Pass-Through Certificates 2005-AR1, Class B2, 1.446%, 12/25/2035	10
1,986,508		Washington Mutual 2006-AR1, Class 2A1B, 1.971%, 1/25/2046	754,761
2,629,312		Washington Mutual 2006-AR15, Class 1A, 1.741%, 11/25/2046	1,284,978
1,352,866		Washington Mutual 2006-AR17, Class 1A, 1.721%, 12/25/2046	599,599
318,956		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 4.478%, 7/25/2034	272,188
1,079,120		Wells Fargo Mortgage Backed Securities Trust 2004-K, Class 2A5, 4.719%, 7/25/2034	1,066,455
		TOTAL	8,754,802
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $70,699,830)	60,104,783
		Government Agencies – 2.7%
		Federal Home Loan Mortgage Corporation – 2.1%
15,000,000		Federal Home Loan Mortgage Corp., 3.25%, 7/16/2010	15,327,477
		Federal National Mortgage Association – 0.6%
4,000,000		Federal National Mortgage Association, 2.875%, 10/12/2010	4,094,481
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $18,985,749)	19,421,958
		Mutual Funds – 28.4%;4
289,015		Emerging Markets Fixed Income Core Fund	6,771,062
2,007,987		Federated Mortgage Core Portfolio	20,280,670
657,993		Federated Project and Trade Finance Core Fund	6,520,710
3,380,002		High Yield Bond Portfolio	20,415,327
  Annual Shareholder Report

$150,780,705	[5]	Prime Value Obligations Fund, Institutional Shares, 0.30%	150,780,705
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $200,660,946)	204,768,474
		Repurchase Agreement – 2.1%
15,000,000		Interest in $7,098,000,000 joint repurchase agreement 0.07%, dated 9/30/2009, under which BNP Paribas Securities Corp., will repurchase securities provided as collateral for $7,098,013,802 on 10/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/15/2019 and the market value of those underlying securities was $7,239,974,110. (AT COST)	15,000,000
		TOTAL INVESTMENTS — 100.1% (IDENTIFIED COST $726,591,095)[6]	721,876,508
		OTHER ASSETS AND LIABILITIES - NET — (0.1)%[7]	(356,228)
		TOTAL NET ASSETS — 100%	$721,520,280
  Annual Shareholder Report

    At September 30, 2009, the Fund had the following outstanding foreign exchange contracts as follows:
Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Depreciation
Contracts Sold:
4/12/2010	188,125 Euros	$265,275	$(9,902)
4/11/2011	3,525,255 Euros	$4,975,545	$(183,562)
UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(193,464)
    Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”
    Note: The categories of investments are shown as a percentage of total net assets at September 30, 2009.
    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  Annual Shareholder Report

      The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds*	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Adjustable-Rate Mortgages	$ —	$15,647,838	$ —	$15,647,838
Asset-Backed Securities	—	244,489,414	10,531	244,499,945
Corporate Bonds	—	160,178,932	—	160,178,932
Mortgage-Backed Securities	—	2,254,578	—	2,254,578
Collateralized Mortgage Obligations	—	60,104,773	10	60,104,783
Government Agencies	—	19,421,958	—	19,421,958
Mutual Funds	204,768,474	—	—	204,768,474
Repurchase Agreement	—	15,000,000	—	15,000,000
TOTAL SECURITIES	$204,768,474	$517,097,493	$10,541	$721,876,508
OTHER FINANCIAL INSTRUMENTS**	$ —	$(193,464)	$ —	$(193,464)
*	Emerging Markets Fixed Income Core Fund (EMCORE) is an affiliated limited partnership offered only to registered investment companies and other accredited investors. EMCORE invests primarily in emerging markets fixed-income securities.
**	Other financial instruments include foreign exchange contracts.
      Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Debt Securities
Balance as of October 1, 2008	$58,309
Realized gain/loss	(437,499)
Change in unrealized depreciation	390,992
Net Purchases (Sales)	(1,261)
Balance as of September 30, 2009	$10,541
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at September 30, 2009.	$390,992

    Annual Shareholder Report

      The following acronyms are used throughout this portfolio:
ARM	— Adjustable Rate Mortgage
FNMA	— Federal National Mortgage Association
MTN	— Medium Term Note
NIM	— Net Interest Margin
OPT	— Option
REITs	— Real Estate Investment Trusts
REMIC	— Real Estate Mortgage Investment Conduit
      See Notes which are an integral part of the Financial Statements
    Annual Shareholder Report

    Statement of Assets and Liabilities

    September 30, 2009

Assets:
Total investments in securities, at value, including $204,768,474 of investments in affiliated issuers (Note 5) (identified cost $726,591,095)		$721,876,508
Income receivable		2,413,831
Receivable for shares sold		5,661,724
TOTAL ASSETS		729,952,063
Liabilities:
Payable for investments purchased	$6,584,870
Payable for shares redeemed	1,295,988
Payable for foreign exchange contracts	193,464
Bank overdraft	14,722
Income distribution payable	134,904
Payable for Directors'/Trustees' fees	750
Payable for distribution services fee (Note 5)	84,624
Payable for shareholder services fee (Note 5)	31,989
Accrued expenses	90,472
TOTAL LIABILITIES		8,431,783
Net assets for 79,676,726 shares outstanding		$721,520,280
Net Assets Consist of:
Paid-in capital		$824,085,410
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(4,903,890)
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(98,051,746)
Undistributed net investment income		390,506
TOTAL NET ASSETS		$721,520,280
    Annual Shareholder Report

    Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($233,254,865 ÷ 25,756,500 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.06
Offering price per share	$9.06
Redemption proceeds per share	$9.06
Institutional Service Shares:
Net asset value per share ($380,697,032 ÷ 42,042,083 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.06
Offering price per share	$9.06
Redemption proceeds per share	$9.06
Class A Shares:
Net asset value per share ($107,568,383 ÷ 11,878,143 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized	$9.06
Offering price per share (100/98.00 of $9.06)	$9.24
Redemption proceeds per share	$9.06
      See Notes which are an integral part of the Financial Statements
    Annual Shareholder Report

    Statement of Operations

    Year Ended September 30, 2009

Investment Income:
Interest (including income on securities loaned of $24,304)		$13,101,164
Dividends received from affiliated issuers (Note 5)		2,932,127
Investment income allocated from affiliated partnership (Note 5)		26,001
TOTAL INCOME		16,059,292
Expenses:
Investment adviser fee (Note 5)	$2,756,109
Administrative personnel and services fee (Note 5)	356,743
Custodian fees	24,719
Transfer and dividend disbursing agent fees and expenses	110,764
Directors'/Trustees' fees	6,134
Auditing fees	24,800
Legal fees	6,048
Portfolio accounting fees	119,260
Distribution services fee — Class A Shares (Note 5)	145,195
Distribution services fee — Institutional Service Shares (Note 5)	584,775
Shareholder services fee — Class A Shares (Note 5)	120,545
Shareholder services fee — Institutional Service Shares (Note 5)	45,344
Account administration fee — Institutional Service Shares	539,431
Share registration costs	105,054
Printing and postage	44,507
Insurance premiums	5,324
Taxes	22,820
Miscellaneous	1,754
TOTAL EXPENSES	5,019,326
    Annual Shareholder Report

    Statement of Operations — continued
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(1,947,435)
Waiver of administrative personnel and services fee	(7,176)
Waiver of distribution services fee — Class A Shares	(100)
Waiver of distribution services fee — Institutional Service Shares	(117,505)
TOTAL WAIVERS AND REIMBURSEMENT		$(2,072,216)
Net expenses			$2,947,110
Net investment income			13,112,182
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized loss on investments (including realized loss of $(553,228) on sale of investments in affiliated issuers (Note 5) and foreign currency transactions)			(1,376,281)
Net realized loss on futures contracts			(23,211)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			17,153,865
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions			15,754,373
Change in net assets resulting from operations			$28,866,555
      See Notes which are an integral part of the Financial Statements
    Annual Shareholder Report

    Statement of Changes in Net Assets

Year Ended September 30	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$13,112,182	$14,999,196
Net realized loss on investments, futures contracts, swap contracts and foreign currency transactions	(1,399,492)	(4,902,270)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	17,153,865	(14,919,913)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	28,866,555	(4,822,987)
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(5,568,015)	(9,184,765)
Institutional Service Shares	(5,942,096)	(4,536,515)
Class A Shares	(1,123,322)	(1,467,958)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,633,433)	(15,189,238)
Share Transactions:
Proceeds from sale of shares	500,804,137	315,074,125
Net asset value of shares issued to shareholders in payment of distributions declared	10,968,027	10,427,476
Cost of shares redeemed	(196,942,925)	(275,310,768)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	314,829,239	50,190,833
Change in net assets	331,062,361	30,178,608
Net Assets:
Beginning of period	390,457,919	360,279,311
End of period (including undistributed (distributions in excess of) net investment income of $390,506 and $(2,202), respectively)	$721,520,280	$390,457,919
      See Notes which are an integral part of the Financial Statements
    Annual Shareholder Report

    Notes to Financial Statements

    September 30, 2009

    1. ORGANIZATION

    Federated Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Ultrashort Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares are presented separately. The investment objective of the Fund is to provide total return consistent with current income.

    2. SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

    Investment Valuation

    In calculating its net asset value (NAV), the Fund generally values investments as follows:

      Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
      Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
      Shares of other mutual funds are valued based upon their reported NAVs.
      Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
      Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
      Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

    If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

    Fair Valuation and Significant Events Procedures

    The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market Annual Shareholder Report conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

    The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

      With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
      With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
      Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
      Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

    The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

    Repurchase Agreements

    It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

    Annual Shareholder Report

    With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

    The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

    Investment Income, Gains and Losses, Expenses and Distributions

    Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

    Premium and Discount Amortization/Paydown Gains and Losses

    All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

    Federal Taxes

    It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended September 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

    Other Taxes

    As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

    Annual Shareholder Report

    When-Issued and Delayed Delivery Transactions

    The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

    Swap Contracts

    Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

    The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund may enter into interest rate swap contracts to attempt to mitigate this risk. Interest rate swap agreements generally involve the agreement by the Fund to pay the counterparty a fixed or floating interest rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. The Fund's maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent the amount is positive. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

    The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum risk of loss from counterparty credit risk, either as the Annual Shareholder Report protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

    Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.

    At September 30, 2009, the Fund had no outstanding swap contracts.

    Futures Contracts

    The Fund purchases and sells financial futures contracts to manage duration, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

    At September 30, 2009, the Fund had no outstanding futures contracts.

    Foreign Exchange Contracts

    The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

    Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

    Foreign Currency Translation

    The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Annual Shareholder Report

    Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

    Securities Lending

    The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

    As of September 30, 2009, the Fund had no outstanding securities on loan.

    Restricted Securities

    Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

    Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at September 30, 2009, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
C-BASS ABS LLC Series 1999-3, Class B1, 6.644%, 2/3/2029	7/9/1999	$418,177	$137,929
KLIO Funding Ltd. 2004-1A, Class A1, 1.022%, 4/23/2039	10/30/2006	$1,456,523	$44,019
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999 — 7/7/2009	$108,887	$10,531
Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	1/26/2007	$2,526,832	$ —
    Annual Shareholder Report

    Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	—	—	Payable for foreign exchange contracts	$193,464

    The Effect of Derivative Instruments on the Statement of Operations for the Year Ended September 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Interest rate contracts	$(23,211)	$ —	$(23,211)
Foreign exchange contracts	$ —	$(59,226)	$(59,226)
TOTAL	$(23,211)	$(59,226)	$(82,437)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(193,464)

    Other

    The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

    3. CAPITAL STOCK

    The following tables summarize capital stock activity:

Year Ended September 30	2009		2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	10,710,617	$95,373,600	9,702,265	$89,039,167
Shares issued to shareholders in payment of distributions declared	496,013	4,325,667	680,823	6,191,180
Shares redeemed	(6,893,917)	(60,079,085)	(13,804,406)	(125,701,510)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	4,312,713	$39,620,182	(3,421,318)	$(30,471,163)
    Annual Shareholder Report

Year Ended September 30	2009		2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	34,473,545	$303,135,615	23,627,818	$213,064,791
Shares issued to shareholders in payment of distributions declared	644,549	5,645,820	327,569	2,954,972
Shares redeemed	(12,247,800)	(106,964,178)	(13,630,075)	(122,610,609)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	22,870,294	$201,817,257	10,325,312	$93,409,154
Year Ended September 30	2009		2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	11,517,800	$102,294,922	1,431,082	$12,970,167
Shares issued to shareholders in payment of distributions declared	113,526	996,540	140,606	1,281,324
Shares redeemed	(3,376,599)	(29,899,662)	(2,974,843)	(26,998,649)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	8,254,727	$73,391,800	(1,403,155)	$(12,747,158)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	35,437,734	$314,829,239	5,500,839	$50,190,833

    4. FEDERAL TAX INFORMATION

    The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments relating to expiration of capital loss carryforwards and the reclass of foreign exchange gains and losses.

    For the year ended September 30, 2009, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(1,707,402)	$(86,041)	$1,793,443

    Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

    The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2009 and 2008 was as follows:

	2009	2008
Ordinary income	$12,633,433	$15,189,238
    Annual Shareholder Report

    As of September 30, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$449,732
Net unrealized depreciation	$(5,258,744)
Capital loss carryforwards and deferrals	$(97,756,118)

    The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales and partnership income.

    At September 30, 2009, the cost of investments for federal tax purposes was $727,139,413. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $5,262,905. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,098,636 and net unrealized depreciation from investments for those securities having an excess of cost over value of $19,361,541.

    At September 30, 2009, the Fund had a capital loss carryforward of $96,658,720 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$7,077,772
2011	$36,010,762
2012	$14,355,275
2013	$23,192,477
2014	$7,195,870
2015	$2,881,559
2016	$2,623,709
2017	$3,321,296

    Under current tax regulations, capital losses on security transactions and foreign currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of September 30, 2009, for federal income tax purposes, post October losses of $844,708 on capital losses on security transactions and $252,690 on foreign currency losses were deferred to October 1, 2009.

    Capital loss carryforwards of $1,707,405 expired during the year ended September 30, 2009.

    Annual Shareholder Report

    5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

    Investment Adviser Fee

    Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2009, the Adviser waived $1,871,081 of its fee.

    Administrative Fee

    Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

    The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended
    September 30, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $7,176 of its fee.

    Distribution Services Fee

    The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.30%

    Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2009, FSC voluntarily waived $117,605 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2009, FSC retained $564,305 of fees paid by the Fund.

    Annual Shareholder Report

    Sales Charges

    Front-end sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended September 30, 2009, FSC did not retain any sales charges from the sale of Class A Shares.

    Shareholder Services Fee

    The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended September 30, 2009, FSSC received $784 of fees paid by the Fund. For the year ended September 30, 2009, the Fund's Institutional Shares did not incur a shareholder services fee.

    Expense Limitation

    The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares and Class A Shares (after the voluntary waivers and reimbursements) will not exceed 0.35%, 0.80% and 0.90% respectively through the later of (the “Termination Date”): (a) November 30, 2010 or (b) the date of the Fund's next effective prospectus. While the Adviser and its affiliates currently do not anticipate terminating these arrangements prior to the Termination Date, these arrangements may only be terminated prior to the Termination Date with the agreement of the Fund's Board of Directors.

    General

    Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

    Annual Shareholder Report

    Transactions with Affiliated Holdings

    Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended September 30, 2009, the Adviser reimbursed $76,354. Transactions with affiliated companies during the year ended September 30, 2009 were as follows:

Affiliates	Balance of Shares Held 9/30/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/2009	Value	Dividend Income/ Allocated Investment Income
Emerging Markets Fixed Income Core Fund	—	289,015	—	289,015	$6,771,062	$26,001
Federated Mortgage Core Portfolio	2,094,421	112,968	199,402	2,007,987	20,280,670	1,119,413
Federated Project and Trade Finance Core Fund	—	657,993	—	657,993	6,520,710	973
High Yield Bond Portfolio	663,920	3,380,002	663,920	3,380,002	20,415,327	1,049,834
Prime Value Obligations Fund, Institutional Shares	47,473,989	394,030,876	290,724,160	150,780,705	150,780,705	761,907
TOTAL OF AFFILIATED TRANSACTIONS	50,232,330	398,470,854	291,587,482	157,115,702	$204,768,474	$2,958,128

    6. Investment TRANSACTIONS

    Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2009, were as follows:

Purchases	$313,191,505
Sales	$154,503,014

    7. LINE OF CREDIT

    The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2009, there were no outstanding loans. During the year ended September 30, 2009, the Fund did not utilize the LOC.

    Annual Shareholder Report

    8. INTERFUND LENDING

    Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of September 30, 2009, there were no outstanding loans. During the year ended September 30, 2009, the program was not utilized.

    9. Legal Proceedings

    Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”) and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”) and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

    10. Subsequent events

    Management has evaluated subsequent events through November 24, 2009, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

    Annual Shareholder Report

    Report of Independent Registered Public Accounting Firm

    TO THE BOARD OF DIRECTORS OF Federated total return series, inc. AND SHAREHOLDERS OF Federated Ultrashort bond fund:

    We have audited the accompanying statement of assets and liabilities of Federated Ultrashort Bond Fund (the “Fund”), one of the portfolios constituting Federated Total Return Series, Inc., including the portfolio of investments, as of September 30, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Ultrashort Bond Fund, a portfolio of Total Return Series, Inc., at September 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

    Boston, Massachusetts

    November 24, 2009

    Annual Shareholder Report

    Board of Directors and Corporation Officers

    The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Corporation comprised three portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 149 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

    Interested DIRECTORS Background

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 DIRECTOR Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: March 1995	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
    Annual Shareholder Report

    INDEPENDENT DIRECTORS Background

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 DIRECTOR Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Nicholas P. Constantakis Birth Date: September 3, 1939 DIRECTOR Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.
    Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
John F. Cunningham Birth Date: March 5, 1943 DIRECTOR Began serving: April 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
    Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Maureen Lally-Green Birth Date: July 5, 1949 DIRECTOR Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
    Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
    Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 DIRECTOR Began serving: October 1993	Principal Occupation: Director or Trustee and Chairman of the Board of the Federated Fund Complex.
    Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 DIRECTOR Began serving: April 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
R. James Nicholson Birth Date: February 4, 1938 DIRECTOR Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
    Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Thomas M. O'Neill Birth Date: June 14, 1951 DIRECTOR Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).
    Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
    Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 DIRECTOR Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
James F. Will Birth Date: October 12, 1938 DIRECTOR Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
    Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

    OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
    Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Joseph M. Balestrino is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

    Annual Shareholder Report

    Evaluation and Approval of Advisory Contract - May 2009

    Federated Ultrashort Bond Fund (the “Fund”)

    The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

    In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

    During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

    Annual Shareholder Report

    The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Annual Shareholder Report with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

    The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

    The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

    The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Annual Shareholder Report reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

    Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

    The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

    The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

    It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

    The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Annual Shareholder Report circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

    In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

    The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

    Annual Shareholder Report

    Voting Proxies on Fund Portfolio Securities

    A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

    Quarterly Portfolio Schedule

    The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

    Annual Shareholder Report

    Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

    This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

    Federated Ultrashort Bond Fund
    Federated Investors Funds
    4000 Ericsson Drive
    Warrendale, PA 15086-7561

    Contact us at FederatedInvestors.com
    or call 1-800-341-7400.

    Federated Securities Corp., Distributor

    Cusip 31428Q747
    Cusip 31428Q754

    29540 (11/09)

    Federated is a registered mark of Federated Investors, Inc.
    2009 Federated Investors, Inc.

Item 2.	Code of Ethics

    (a)  As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies—Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

    (c)  Not Applicable

    (d)  Not Applicable

    (e)  Not Applicable

    (f)(3)  The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies—Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

    The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item: Nicholas P. Constantakis, Charles F. Mansfield, Jr. and Thomas M. O’Neill.

Item 4.	Principal Accountant Fees and Services

    (a)  Audit Fees billed to the registrant for the two most recent fiscal years:

    Fiscal year ended 2009—$72,400

    Fiscal year ended 2008—$71,000

    (b)  Audit-Related Fees billed to the registrant for the two most recent fiscal years:

    Fiscal year ended 2009—$0

    Fiscal year ended 2008—$0

    Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

    (c)  Tax Fees billed to the registrant for the two most recent fiscal years:

    Fiscal year ended 2009—$0

    Fiscal year ended 2008—$0

    Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

    (d)  All Other Fees billed to the registrant for the two most recent fiscal years:

    Fiscal year ended 2009—$0

    Fiscal year ended 2008—$0

    Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

    (e)(1)  Audit Committee Policies regarding Pre-approval of Services.

    The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

    Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

    The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

    AUDIT SERVICES

    The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

    In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

    AUDIT-RELATED SERVICES

    Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

    TAX SERVICES

    The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

    ALL OTHER SERVICES

    With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

    The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

    The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

    PRE-APPROVAL FEE LEVELS

    Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

    PROCEDURES

    Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

    (e)(2)  Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

    4(b)

    Fiscal year ended 2009—0%

    Fiscal year ended 2008—0%

    Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

    4(c)

    Fiscal year ended 2009—0%

    Fiscal year ended 2008—0%

    Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

    4(d)

    Fiscal year ended 2009—0%

    Fiscal year ended 2008—0%

    Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

    (f)  NA

    (g)  Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

    Fiscal year ended 2009—$112,380

    Fiscal year ended 2008—$130,362

    (h)  The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

    Not Applicable

Item 6.	Schedule of Investments

    Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

    Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

    Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

    Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

    Not Applicable

Item 11.	Controls and Procedures

    (a)  The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

    (b)  There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

    SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant FEDERATED TOTAL RETURN SERIES, INC.

By	/S/ RICHARD A. NOVAK
Richard A. Novak Principal Financial Officer

    Date    November 19, 2009

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. CHRISTOPHER DONAHUE
J. Christopher Donahue Principal Executive Officer

    Date    November 19, 2009

By	/S/ RICHARD A. NOVAK
Richard A. Novak Principal Financial Officer

    Date    November 19, 2009